United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-Q

Quarterly Schedule of Portfolio Holdings of Registered

Management Investment Company

Investment Company Act file number: 811-04087

Manning & Napier Fund, Inc.

(Exact name of registrant as specified in charter)

290 Woodcliff Drive, Fairport, New York 14450

(Address of principal executive offices) (zip code)

B. Reuben Auspitz

290 Woodcliff Drive, Fairport, New York 14450

(Name and address of agent for service)

Registrant’s telephone number, including area code: 585-325-6880

Date of fiscal year end: December 31, 2008

Date of reporting period: September 30, 2008

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (Section 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1: SCHEDULE OF INVESTMENTS

Investment Portfolio - September 30, 2008 (unaudited)

Financial Services Series	Shares/ Principal Amount	Value
COMMON STOCKS - 94.2%
Consumer Discretionary - 4.0%
Diversified Consumer Services - 2.5%
Jackson Hewitt Tax Service, Inc.	302,000	$4,632,680

Media - 1.5%
The McGraw-Hill Companies, Inc.	90,000	2,844,900

Total Consumer Discretionary		7,477,580

Financials - 75.9%
Capital Markets - 11.7%
Bank of New York Mellon Corp.[1]	88,000	2,867,040
The Charles Schwab Corp.	75,000	1,950,000
Franklin Resources, Inc.	40,000	3,525,200
Janus Capital Group, Inc.	81,000	1,966,680
SEI Investments Co.	368,000	8,169,600
State Street Corp.	27,000	1,535,760
T. Rowe Price Group, Inc.	32,000	1,718,720

		21,733,000

Commercial Banks - 26.9%
The Bancorp, Inc.*	267,000	1,335,000
Boston Private Financial Holdings, Inc.	63,300	553,242
HSBC Holdings plc - ADR (United Kingdom)	98,000	7,921,340
Huntington Bancshares, Inc.	157,500	1,258,425
KeyCorp	214,000	2,555,160
PNC Financial Services Group, Inc.	135,500	10,121,850
Royal Bank of Scotland Group plc (United Kingdom)	846,996	2,695,042
Societe Generale - ADR (France)	155,100	2,701,485
SunTrust Banks, Inc.	30,600	1,376,694
TCF Financial Corp.	92,000	1,656,000
U.S. Bancorp	276,600	9,963,132
Webster Financial Corp.	66,600	1,681,650
Wells Fargo & Co.	107,900	4,049,487
Wilmington Trust Corp.	72,300	2,084,409

		49,952,916

Consumer Finance - 4.4%
American Express Co.	95,000	3,365,850
Capital One Financial Corp.	95,200	4,855,200

		8,221,050

Diversified Financial Services - 14.2%
Bank of America Corp.	211,000	7,385,000
Financiere Marc de Lacharriere S.A. (Fimalac) (France)	32,400	1,974,748
JPMorgan Chase & Co.	201,700	9,419,390
Moody’s Corp.	220,000	7,480,000

		26,259,138

Investment Portfolio - September 30, 2008 (unaudited)

Financial Services Series	Shares/ Principal Amount	Value
Insurance - 17.9%
Allianz SE (Germany)	21,500	2,928,283
Brown & Brown, Inc.	86,000	1,859,320
First American Corp.	155,000	4,572,500
LandAmerica Financial Group, Inc.	111,000	2,691,750
Principal Financial Group, Inc.	80,000	3,479,200
The Progressive Corp.	444,800	7,739,520
Torchmark Corp.	68,500	4,096,300
Willis Group Holdings Ltd. (United Kingdom)	178,000	5,742,280

		33,109,153

Thrifts & Mortgage Finance - 0.8%
First Niagara Financial Group, Inc.	91,800	1,445,850

Total Financials		140,721,107

Industrials - 1.9%
Professional Services - 1.9%
Experian plc (Ireland)	540,000	3,527,624

Information Technology - 12.4%
IT Services - 12.4%
Automatic Data Processing, Inc.	196,450	8,398,237
Gevity HR, Inc.	799,568	5,820,855
Online Resources Corp.*	614,000	4,770,780
Paychex, Inc.	121,000	3,996,630

Total Information Technology		22,986,502

TOTAL COMMON STOCKS (Identified Cost $203,246,876)		174,712,813
SHORT-TERM INVESTMENTS - 6.3%
Dreyfus Treasury and Agency Cash Management - Institutional Shares	6,641,523	6,641,523
Federal Home Loan Bank Discount Note, 11/25/2008	$5,000,000	4,981,022

TOTAL SHORT-TERM INVESTMENTS (Identified Cost $11,622,884)		11,622,545

TOTAL INVESTMENTS - 100.5% (Identified Cost $214,869,760)		186,335,358
LIABILITIES, LESS OTHER ASSETS - (0.5%)		(897,037)

NET ASSETS - 100%		$185,438,321

*	Non-income producing security

ADR - American Depository Receipt

[1]	Bank of New York Mellon Corp. is the Fund’s custodian.

Investment Portfolio - September 30, 2008 (unaudited)

Federal Tax Information:

On September 30, 2008, the identified cost of investments for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized depreciation were as follows:

Cost for federal income tax purposes	$214,869,760

Unrealized appreciation	$5,074,643
Unrealized depreciation	(33,609,045)

Net unrealized depreciation	$(28,534,402)

FAS 157 Information:

In September 2006, FASB Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”) was issued, effective for fiscal years beginning after November 15, 2007. This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of fair value measurements. FAS 157 became effective for the Series as of January 1, 2008, the beginning of its current fiscal year. The three levels of the fair value hierarchy under FAS 157 are described below:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments.)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Series’ assets as of September 30, 2008:

Valuation Inputs	Investments In Securities	Other Financial Instruments*
Level 1 – Quoted Prices	$178,652,851	$—
Level 2 – Other Significant Observable Inputs	7,682,507	—
Level 3 – Significant Unobservable Inputs	—	—
Total	$186,335,358	$—

*

Other financial instruments are derivative instruments not reflected in the Investment Portfolio, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument. As of September 30, 2008, the Series does not have any derivative instruments.

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.

Investment Portfolio - September 30, 2008 (unaudited)

Life Sciences Series	Shares	Value
COMMON STOCKS - 96.7%
Health Care - 96.7%
Biotechnology - 9.1%
Celera Corp.*	617,000	$9,532,650
Crucell NV -ADR* (Netherlands)	377,000	5,866,120
Medarex, Inc.*	517,000	3,344,990
Monogram Biosciences, Inc.*	3,353,000	2,548,280
QLT, Inc.* (Canada)	690,000	2,249,400

		23,541,440

Health Care Equipment & Supplies - 57.3%
Abaxis, Inc.*	265,000	5,220,500
Advanced Medical Optics, Inc.*	355,000	6,311,900
Align Technology, Inc.*	675,000	7,310,250
Alsius Corp.*[7]	537,617	403,213
AtriCure, Inc.*	234,000	2,344,680
Beckman Coulter, Inc.	195,000	13,843,050
Becton, Dickinson and Co.	100,000	8,026,000
C.R. Bard, Inc.	58,200	5,521,434
Carl Zeiss Meditec AG (Germany)	147,650	2,099,102
Covidien Ltd.	220,000	11,827,200
Dexcom, Inc.*	1,323,200	8,190,608
ev3, Inc.*	514,800	5,168,592
Gen-Probe, Inc.*	127,000	6,737,350
Inverness Medical Innovations, Inc.*	395,000	11,850,000
Inverness Medical Innovations, Inc.*[2,3]	122,000	3,660,000
Micrus Endovascular Corp.*	283,194	3,950,556
Nobel Biocare Holding AG (Switzerland)	60,000	1,978,468
OraSure Technologies, Inc.*	1,333,300	6,559,836
Sirona Dental Systems, Inc.*	385,000	8,962,800
SonoSite, Inc.*	151,000	4,741,400
STAAR Surgical Co.*	1,116,000	5,010,840
Straumann Holding AG (Switzerland)	22,917	6,280,306
Synthes, Inc. (Switzerland)	90,000	12,332,058

		148,330,143

Health Care Providers & Services - 4.0%
Diagnosticos da America S.A. (Brazil)	250,000	3,408,852
Sonic Healthcare Ltd. (Australia)	680,000	7,037,335

		10,446,187

Health Care Technology - 8.0%
Eclipsys Corp.*	670,000	14,036,500
Omnicell, Inc.*	505,000	6,640,750

		20,677,250

Life Sciences Tools & Services - 14.4%
Affymetrix, Inc.*	1,570,877	12,158,588
Caliper Life Sciences, Inc.*	2,130,453	5,965,268
Exelixis, Inc.*	1,297,900	7,891,232
Luminex Corp.*	350,000	8,753,500
QIAGEN N.V.* (Netherlands)	128,800	2,541,224

		37,309,812

Investment Portfolio - September 30, 2008 (unaudited)

Life Sciences Series	Shares	Value
Pharmaceuticals - 3.9%
Mylan, Inc.*	877,000	10,015,340

TOTAL COMMON STOCKS (Identified Cost $271,314,090)		250,320,172

PREFERRED STOCKS - 0.9%
Financials - 0.9%
Insurance - 0.9%
Avalon HealthCare Holdings, Inc. - Series D*[2,4,5,6] (Identified Cost $2,312,500)	925,000	2,312,500

WARRANTS - 0.1%
Health Care - 0.1%
Life Sciences Tools & Services - 0.1%
Caliper Life Sciences, Inc., 8/15/2010 [2,4,7]	285,000	141,457
Caliper Life Sciences, Inc., 8/10/2011	401,109	144,399

TOTAL WARRANTS (Identified Cost $541,581)		285,856

SHORT-TERM INVESTMENTS - 1.8%
Dreyfus Treasury and Agency Cash Management - Institutional Shares (Identified Cost $4,705,701)	4,705,701	4,705,701

TOTAL INVESTMENTS - 99.5% (Identified Cost $278,873,872)		257,624,229
OTHER ASSETS, LESS LIABILITIES - 0.5%		1,277,897

NET ASSETS - 100%		$258,902,126

*	Non-income producing security

ADR - American Depository Receipt

[1]	The Chairman and CEO of the company serves as a director of the Fund.
[2]

Restricted securities - Investment in securities that are restricted as to public resale under the Securities Act of 1933, as amended. These securities amount to $6,113,957, or 2.4%, of the Series’ net assets as of September 30, 2008.

[3]	This security was acquired on February 3, 2006 at a cost of $2,978,020 ($24.41 per share) and has been determined to be liquid under guidelines established by the Board of Directors.
[4]	Security has been valued at fair value.
[5]	This security was acquired June 22, 2007 at a cost of $2,312,500 ($2.50 per share) and has been determined to be illiquid under guidelines established by the Board of Directors.
[6]	Avalon Healthcare Holdings, Inc. is an affiliated company as defined by the Investment Company Act of 1940.
[7]	This security was acquired on August 11, 2005 at a cost of $365,484 ($1.28 per warrant) and has been determined to be illiquid under guidelines established by the Board of Directors.

Investment Portfolio - September 30, 2008 (unaudited)

Federal Tax Information:

On September 30, 2008, the identified cost of investments for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized depreciation were as follows:

Cost for federal income tax purposes	$279,286,746

Unrealized appreciation	$14,465,769
Unrealized depreciation	(36,128,286)

Net unrealized depreciation	$(21,662,517)

FAS 157 Information:

In September 2006, FASB Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”) was issued, effective for fiscal years beginning after November 15, 2007. This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of fair value measurements. FAS 157 became effective for the Series as of January 1, 2008, the beginning of its current fiscal year. The three levels of the fair value hierarchy under FAS 157 are described below:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments.)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Series’ assets as of September 30, 2008:

Valuation Inputs	Investments In Securities	Other Financial Instruments*
Level 1 – Quoted Prices	$255,170,272	$—
Level 2 – Other Significant Observable Inputs	141,457	—
Level 3 – Significant Unobservable Inputs	2,312,500	—
Total	$257,624,229	$—

*

Other financial instruments are derivative instruments not reflected in the Investment Portfolio, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument. As of September 30, 2008, the Series does not have any derivative instruments.

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.

Investment Portfolio - September 30, 2008 (unaudited)

Small Cap Series	Shares/ Principal Amount	Value
COMMON STOCKS - 98.9%
Consumer Discretionary - 16.2%
Auto Components - 1.4%
Hankook Tire Co. Ltd. (South Korea)	99,000	$1,361,783
Tenneco, Inc.*	62,970	669,371

		2,031,154

Diversified Consumer Services - 1.3%
Jackson Hewitt Tax Service, Inc.	123,270	1,890,962

Household Durables - 2.6%
KB Home	75,450	1,484,856
Rodobens Negocios Imobiliarios S.A. (Brazil)	305,830	2,105,957

		3,590,813

Media - 7.4%
Acme Communications, Inc.*	396,000	376,200
Charter Communications, Inc. - Class A*	4,523,830	3,302,396
Mediacom Communications Corp. - Class A*	1,115,190	6,601,925

		10,280,521

Multiline Retail - 1.8%
Saks, Inc.*	272,470	2,520,347

Specialty Retail - 1.7%
Tractor Supply Co.*	56,690	2,383,814

Total Consumer Discretionary		22,697,611

Consumer Staples - 3.5%
Beverages - 0.4%
National Beverage Corp.*	74,400	659,928

Food & Staples Retailing - 1.0%
The Great Atlantic & Pacific Tea Co., Inc.*	126,000	1,363,320

Food Products - 2.1%
Lancaster Colony Corp.	12,200	459,452
Pilgrim’s Pride Corp.	184,700	459,903
Sanderson Farms, Inc.	29,920	1,099,261
Tootsie Roll Industries, Inc.	31,469	909,769

		2,928,385

Total Consumer Staples		4,951,633

Energy - 5.8%
Energy Equipment & Services - 3.7%
Calfrac Well Services Ltd. (Canada)	112,210	2,089,173
Dril-Quip, Inc.*	33,860	1,469,185
Trican Well Service Ltd. (Canada)	106,080	1,595,188

		5,153,546

Investment Portfolio - September 30, 2008 (unaudited)

Small Cap Series	Shares/ Principal Amount	Value
Oil, Gas & Consumable Fuels - 2.1%
Edge Petroleum Corp.*	466,710	835,411
Evergreen Energy, Inc.*	11,231	10,557
Forest Oil Corp.*	23,140	1,147,744
Mariner Energy, Inc.*	44,511	912,475

		2,906,187

Total Energy		8,059,733

Financials - 6.0%
Commercial Banks - 4.5%
The Bancorp, Inc.*	111,570	557,850
Boston Private Financial Holdings, Inc.	83,342	728,409
Citizens & Northern Corp.	24,661	531,445
National Bankshares, Inc.	26,000	454,740
Potomac Bancshares, Inc.	28,592	321,660
TCF Financial Corp.	96,280	1,733,040
Tower Bancorp, Inc.	8,825	253,719
Wilmington Trust Corp.	56,940	1,641,580

		6,222,443

Insurance - 1.5%
LandAmerica Financial Group, Inc.	87,460	2,120,905

Total Financials		8,343,348

Health Care - 17.1%
Biotechnology - 1.5%
Medarex, Inc.*	93,410	604,363
Senomyx, Inc.*	327,405	1,483,145

		2,087,508

Health Care Equipment & Supplies - 8.2%
Abaxis, Inc.*	75,010	1,477,697
The Cooper Companies, Inc.	92,460	3,213,910
Inverness Medical Innovations, Inc.*	97,610	2,928,300
OraSure Technologies, Inc.*	781,500	3,844,980

		11,464,887

Health Care Providers & Services - 1.3%
Diagnosticos da America S.A. (Brazil)	132,470	1,806,282

Health Care Technology - 3.1%
Eclipsys Corp.*	205,270	4,300,406

Life Sciences Tools & Services - 3.0%
Affymetrix, Inc.*	221,030	1,710,772
Caliper Life Sciences, Inc.*	596,880	1,671,264
Exelixis, Inc.*	128,910	783,773

		4,165,809

Total Health Care		23,824,892

Investment Portfolio - September 30, 2008 (unaudited)

Small Cap Series	Shares/ Principal Amount	Value
Industrials - 15.6%
Aerospace & Defense - 2.0%
Hexcel Corp.*	207,960	2,846,972

Airlines - 3.9%
AirTran Holdings, Inc.*	359,890	874,533
AMR Corp.*	31,000	304,420
Continental Airlines, Inc. - Class B*	75,960	1,267,013
Delta Air Lines, Inc.*	86,070	641,222
JetBlue Airways Corp.*	475,490	2,353,676

		5,440,864

Building Products - 3.2%
Owens Corning, Inc.*	187,920	4,493,167

Commercial Services & Supplies - 1.0%
Tomra Systems ASA (Norway)	279,260	1,426,664

Electrical Equipment - 1.1%
General Cable Corp.*	42,260	1,505,724

Machinery - 2.6%
FreightCar America, Inc.	122,880	3,596,698

Road & Rail - 0.6%
Knight Transportation, Inc.	51,640	876,331

Trading Companies & Distributors - 1.2%
Rush Enterprises, Inc. - Class A*	127,470	1,631,616

Total Industrials		21,818,036

Information Technology - 26.7%
Communications Equipment - 9.7%
BigBand Networks, Inc.*	403,570	1,489,173
Blue Coat Systems, Inc.*	206,670	2,932,647
Ceragon Networks Ltd.* (Israel)	288,400	2,131,276
Harris Stratex Networks, Inc. - Class A*	163,870	1,279,825
Infinera Corp.*	165,360	1,580,842
Riverbed Technology, Inc.*	333,100	4,170,412

		13,584,175

Computers & Peripherals - 1.2%
Rackable Systems, Inc.*	170,120	1,668,877

Electronic Equipment & Instruments - 1.8%
LoJack Corp.*	372,110	2,489,416

Investment Portfolio - September 30, 2008 (unaudited)

Small Cap Series	Shares/ Principal Amount	Value
IT Services - 5.2%
Gevity HR, Inc.	323,790	2,357,191
Online Resources Corp.*	452,440	3,515,459
RightNow Technologies, Inc.*	113,880	1,431,472

		7,304,122

Office Electronics - 0.4%
Boewe Systec AG (Germany)	31,570	624,352

Semiconductors & Semiconductor Equipment - 3.2%
Netlogic Microsystems, Inc.*	146,160	4,419,878

Software - 5.2%
Sonic Solutions*	341,600	1,503,040
THQ, Inc.*	155,360	1,870,534
UbiSoft Entertainment S.A.* (France)	33,730	2,316,940
Utimaco Safeware AG (Germany)	72,720	1,505,724

		7,196,238

Total Information Technology		37,287,058

Materials - 8.0%
Chemicals - 4.2%
Calgon Carbon Corp.*	170,080	3,462,829
The Scotts Miracle-Gro Co. - Class A	99,820	2,359,745

		5,822,574

Containers & Packaging - 1.3%
Bemis Co., Inc.	68,920	1,800,190

Metals & Mining - 0.5%
RTI International Metals, Inc.*	38,760	758,146

Paper & Forest Products - 2.0%
Louisiana-Pacific Corp.	187,840	1,746,912
Norbord, Inc. (Canada)	300,540	1,011,215

		2,758,127

Total Materials		11,139,037

TOTAL COMMON STOCKS (Identified Cost $194,515,872)		138,121,348

SHORT-TERM INVESTMENTS - 6.0%
Dreyfus Treasury and Agency Cash Management - Institutional Shares	3,445,471	3,445,471
Federal Home Loan Bank Discount Note, 10/9/2008	$5,000,000	4,997,275

TOTAL SHORT-TERM INVESTMENTS (Identified Cost $8,443,049)		8,442,746

Investment Portfolio - September 30, 2008 (unaudited)

TOTAL INVESTMENTS - 104.9% (Identified Cost $202,958,921)	146,564,094
LIABILITIES, LESS OTHER ASSETS - (4.9%)	(6,901,043)

NET ASSETS - 100%	$139,663,051

*	Non-income producing security

Federal Tax Information:

On September 30, 2008, the identified cost of investments for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized depreciation were as follows:

Cost for federal income tax purposes	$202,958,921

Unrealized appreciation	$8,365,065
Unrealized depreciation	(64,759,892)

Net unrealized depreciation	$(56,394,827)

FAS 157 Information:

In September 2006, FASB Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”) was issued, effective for fiscal years beginning after November 15, 2007. This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of fair value measurements. FAS 157 became effective for the Series as of January 1, 2008, the beginning of its current fiscal year. The three levels of the fair value hierarchy under FAS 157 are described below:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments.)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Series’ assets as of September 30, 2008:

Investment Portfolio - September 30, 2008 (unaudited)

Valuation Inputs	Investments In Securities	Other Financial Instruments*
Level 1 – Quoted Prices	$141,566,819	$—
Level 2 – Other Significant Observable Inputs	4,997,275	—
Level 3 – Significant Unobservable Inputs	—	—
Total	$146,564,094	$—

*

Other financial instruments are derivative instruments not reflected in the Investment Portfolio, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument. As of September 30, 2008, the Series does not have any derivative instruments.

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.

Investment Portfolio - September 30, 2008 (unaudited)

Technology Series	Shares	Value
COMMON STOCKS - 99.3%
Consumer Discretionary - 2.3%
Hotels, Restaurants & Leisure - 2.3%
International Game Technology	217,000	$3,728,060

Health Care - 3.3%
Health Care Technology - 3.3%
Cerner Corp.*	122,000	5,446,080

Industrials - 5.4%
Commercial Services & Supplies - 2.5%
Tomra Systems ASA (Norway)	800,000	4,086,985

Industrial Conglomerates - 2.9%
3M Co.	67,500	4,610,925

Total Industrials		8,697,910

Information Technology - 77.4%
Communications Equipment - 25.7%
Alcatel-Lucent - ADR* (France)	1,143,000	4,389,120
BigBand Networks, Inc.*	1,180,000	4,354,200
Blue Coat Systems, Inc.*	347,000	4,923,930
Ceragon Networks Ltd.* (Israel)	398,000	2,941,220
Cisco Systems, Inc.*	300,000	6,768,000
Harris Stratex Networks, Inc. - Class A*	388,000	3,030,280
Infinera Corp.*	614,000	5,869,840
Juniper Networks, Inc.*	188,000	3,961,160
Riverbed Technology, Inc.*	448,000	5,608,960

		41,846,710

Computers & Peripherals - 6.3%
EMC Corp.*	519,000	6,207,240
Rackable Systems, Inc.*	410,000	4,022,100

		10,229,340

Electronic Equipment & Instruments - 4.1%
LoJack Corp.*	819,400	5,481,786
Planar Systems, Inc.*	431,014	1,094,775

		6,576,561

Internet Software & Services - 3.5%
Google, Inc. - Class A*	14,200	5,687,384

Semiconductors & Semiconductor Equipment - 5.9%
ASML Holding N.V. (Netherlands)	133,000	2,342,130
KLA-Tencor Corp.	25,000	791,250
Lam Research Corp.*	25,000	787,250
Netlogic Microsystems, Inc.*	115,000	3,477,600
Tokyo Electron Limited (Japan)	48,000	2,103,442

		9,501,672

Software - 31.9%
Aladdin Knowledge Systems Ltd.* (Israel)	385,000	5,143,600

Investment Portfolio - September 30, 2008 (unaudited)

Technology Series	Shares	Value
Amdocs Ltd.* (Guernsey)	208,000	5,695,040
Autodesk, Inc.*	177,000	5,938,350
Intuit, Inc.*	183,000	5,784,630
Microsoft Corp.	285,000	7,606,650
SAP AG - ADR (Germany)	162,000	8,655,660
Sonic Solutions*	692,000	3,044,800
TIBCO Software, Inc.*	900,000	6,588,000
Utimaco Safeware AG (Germany)	165,581	3,428,482

		51,885,212

Total Information Technology		125,726,879

Materials - 1.8%
Chemicals - 1.8%
NITTO DENKO Corp. (Japan)	120,000	2,973,481

Telecommunication Services - 9.1%
Diversified Telecommunication Services - 2.7%
Telus Corp. (Canada)	122,000	4,338,320

Wireless Telecommunication Services - 6.4%
Hutchison Telecommunications International Ltd. - ADR* (Hong Kong)	331,000	5,494,600
SK Telecom Co. Ltd. - ADR (South Korea)	260,000	4,893,200

		10,387,800

Total Telecommunication Services		14,726,120

TOTAL COMMON STOCKS (Identified Cost $208,784,915)		161,298,530

SHORT-TERM INVESTMENTS - 1.1%
Dreyfus Treasury and Agency Cash Management - Institutional Shares (Identified Cost $1,838,029)	1,838,029	1,838,029

TOTAL INVESTMENTS - 100.4% (Identified Cost $210,622,944)		163,136,559
LIABILITIES, LESS OTHER ASSETS - (0.4%)		(595,104)

NET ASSETS - 100%		$162,541,455

*	Non-income producing security

ADR - American Depository Receipt

Federal Tax Information:

On September 30, 2008, the identified cost of investments for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized depreciation were as follows:

Cost for federal income tax purposes	$210,622,944

Unrealized appreciation	$4,743,199
Unrealized depreciation	(52,229,584)

Net unrealized depreciation	$(47,486,385)

Investment Portfolio - September 30, 2008 (unaudited)

FAS 157 Information:

In September 2006, FASB Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”) was issued, effective for fiscal years beginning after November 15, 2007. This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of fair value measurements. FAS 157 became effective for the Series as of January 1, 2008, the beginning of its current fiscal year. The three levels of the fair value hierarchy under FAS 157 are described below:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments.)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Series’ assets as of September 30, 2008:

Valuation Inputs	Investments In Securities	Other Financial Instruments*
Level 1 – Quoted Prices	$163,136,559	$—
Level 2 – Other Significant Observable Inputs	—	—
Level 3 – Significant Unobservable Inputs	—	—
Total	$163,136,559	$—

*	Other financial instruments are derivative instruments not reflected in the Investment Portfolio, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument. As of September 30, 2008, the Series does not have any derivative instruments.

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.

Investment Portfolio - September 30, 2008 (unaudited)

International Series	Shares/ Principal Amount	Value
COMMON STOCKS - 80.4%
Consumer Discretionary - 9.2%
Auto Components - 0.9%
Hankook Tire Co. Ltd. (South Korea)	143,000	$1,967,020

Household Durables - 2.6%
Corporacion Geo S.A. de C.V. - Class B* (Mexico)	627,000	1,476,610
LG Electronics, Inc. (South Korea)	26,000	2,326,815
Rodobens Negocios Imobiliarios S.A. (Brazil)	259,000	1,783,484

		5,586,909

Media - 3.4%
Impresa S.A. (SGPS)* (Portugal)	338,000	523,345
Mediaset S.p.A. (Italy)	175,000	1,101,710
Reed Elsevier plc - ADR (United Kingdom)	48,131	1,931,978
Societe Television Francaise 1 (France)	86,800	1,516,248
Wolters Kluwer N.V. (Netherlands)	105,037	2,104,643
Zon Multimedia Servicos de Telecomunicacoes e Multimedia SGPS S.A. - ADR (Portugal)	13,275	96,776

		7,274,700

Multiline Retail - 0.8%
PPR (France)	18,300	1,614,706

Specialty Retail - 0.9%
KOMERI Co. Ltd. (Japan)	67,000	1,868,112

Textiles, Apparel & Luxury Goods - 0.6%
LVMH S.A. (Louis Vuitton Moet Hennessy) (France)	14,920	1,296,834

Total Consumer Discretionary		19,608,281

Consumer Staples - 14.7%
Beverages - 2.1%
Diageo plc (United Kingdom)	130,000	2,183,767
Kirin Holdings Co. Ltd. (Japan)	173,000	2,240,182

		4,423,949

Food & Staples Retailing - 4.4%
Carrefour S.A. (France)	38,832	1,809,241
Casino Guichard-Perrachon S.A. (France)	27,300	2,407,479
President Chain Store Corp. (Taiwan)	495,000	1,431,418
Tesco plc (United Kingdom)	533,000	3,672,334

		9,320,472

Food Products - 6.2%
Cadbury Schweppes plc (United Kingdom)	229,120	2,303,174
Groupe Danone (France)	31,952	2,248,779
Nestle S.A. (Switzerland)	84,000	3,602,456
Suedzucker AG (Germany)	72,400	1,046,617
Unilever plc - ADR (United Kingdom)	148,000	4,027,080

		13,228,106

Household Products - 2.0%
Kao Corp. (Japan)	47,000	1,248,589
Reckitt Benckiser Group plc (United Kingdom)	62,500	3,011,901

		4,260,490

Total Consumer Staples		31,233,017

Investment Portfolio - September 30, 2008 (unaudited)

International Series	Shares/ Principal Amount	Value
Energy - 4.7%
Oil, Gas & Consumable Fuels - 4.7%
BP plc (United Kingdom)	205,000	1,690,842
Eni S.p.A. (Italy)	143,154	3,747,962
Royal Dutch Shell plc - Class B (Netherlands)	70,500	1,977,549
Total S.A. (France)	45,160	2,706,689

Total Energy		10,123,042

Financials - 16.9%
Capital Markets - 0.9%
Daiwa Securities Group, Inc. (Japan)	79,000	548,260
Nomura Holdings, Inc. (Japan)	63,000	785,575
OSK Holdings Berhad (Malaysia)	1,337,000	551,901

		1,885,736

Commercial Banks - 7.8%
Banca Monte dei Paschi di Siena S.p.A. (Italy)	181,000	443,309
BNP Paribas (France)	26,000	2,418,366
The Chugoku Bank Ltd. (Japan)	137,000	1,882,236
Commerzbank AG (Germany)	62,500	951,009
Credit Agricole S.A. (France)	57,900	1,092,507
The Hachijuni Bank Ltd. (Japan)	244,000	1,264,284
Hong Leong Financial Group Berhad (Malaysia)	653,000	835,233
Intesa Sanpaolo (Italy)	159,799	864,867
Mitsubishi UFJ Financial Group, Inc. (Japan)	170,000	1,427,591
Royal Bank of Scotland Group plc (United Kingdom)	254,302	809,159
Societe Generale (France)	14,140	1,234,013
The Sumitomo Trust & Banking Co. Ltd. (Japan)	247,000	1,556,235
UniCredito Italiano S.p.A. (Italy)	489,000	1,787,900

		16,566,709

Diversified Financial Services - 0.6%
ING Groep N.V. (Netherlands)	65,395	1,374,305

Insurance - 5.0%
Allianz SE (Germany)	32,620	4,442,818
Axa (France)	44,892	1,446,733
Muenchener Rueckver AG (Germany)	32,400	4,859,339

		10,748,890

Real Estate Investment Trusts (REITS) - 1.5%
Alstria Office REIT AG (Germany)	250,000	3,177,653

Real Estate Management & Development - 0.6%
IOI Properties Berhad (Malaysia)	744,000	951,628
Klabin Segall S.A. (Brazil)	140,000	323,066
OSK Property Holding Berhad (Malaysia)	243,090	40,986

		1,315,680

Thrifts & Mortgage Finance - 0.5%
Aareal Bank AG (Germany)	92,000	1,048,942

Total Financials		36,117,915

Health Care - 11.0%
Health Care Equipment & Supplies - 0.9%
Straumann Holding AG (Switzerland)	7,114	1,949,561

Pharmaceuticals - 10.1%
AstraZeneca plc - ADR (United Kingdom)	37,000	1,623,560
AstraZeneca plc (United Kingdom)	22,300	975,149
Bayer AG (Germany)	107,350	7,845,406
GlaxoSmithKline plc (United Kingdom)	138,000	2,970,670

Investment Portfolio - September 30, 2008 (unaudited)

International Series	Shares/ Principal Amount	Value
Novartis AG - ADR (Switzerland)	49,000	2,589,160
Sanofi-Aventis (France)	21,083	1,381,436
Shire Ltd. (United Kingdom)	170,000	2,669,849
Takeda Pharmaceutical Co. Ltd. (Japan)	28,000	1,382,358

		21,437,588

Total Health Care		23,387,149

Industrials - 5.8%
Airlines - 1.5%
Deutsche Lufthansa AG (Germany)	164,800	3,224,413

Commercial Services & Supplies - 0.6%
Suez Environnement S.A. - Rights* (France)	43,340	264,763
Taiwan Secom Co. Ltd. (Taiwan)	627,210	896,153

		1,160,916

Electrical Equipment - 0.5%
Teco Electric & Machinery Co. Ltd. (Taiwan)	3,280,000	1,115,577

Industrial Conglomerates - 2.1%
Siemens AG (Germany)	41,000	3,826,274
Sonae Capital* (Portugal)	83,637	87,118
Sonae S.A. (SGPS) (Portugal)	669,100	502,934

		4,416,326

Machinery - 0.5%
FANUC Ltd. (Japan)	15,500	1,128,174

Transportation Infrastructure - 0.6%
Malaysia Airports Holdings Berhad (Malaysia)	1,716,000	1,301,965

Total Industrials		12,347,371

Information Technology - 4.0%
Communications Equipment - 0.3%
D-Link Corp. (Taiwan)	787,374	661,546

Electronic Equipment, Instruments & Components - 0.7%
KEYENCE Corp. (Japan)	4,950	968,215
Yageo Corp. (Taiwan)	2,690,000	534,741

		1,502,956

Semiconductors & Semiconductor Equipment - 1.5%
Hynix Semiconductor, Inc.* (South Korea)	66,000	1,058,253
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR (Taiwan)	218,473	2,047,092

		3,105,345

Software - 1.5%
SAP AG (Germany)	61,400	3,253,095

Total Information Technology		8,522,942

Materials - 0.4%
Chemicals - 0.0%**
Arkema (France)	1,129	40,921

Construction Materials - 0.4%
Taiwan Cement Corp. (Taiwan)	1,518,827	879,830

Total Materials		920,751

Investment Portfolio - September 30, 2008 (unaudited)

International Series	Shares/ Principal Amount	Value
Telecommunication Services - 6.4%
Diversified Telecommunication Services - 4.9%
France Telecom S.A. - ADR (France)	31,000	868,310
France Telecom S.A. (France)	124,500	3,469,870
Portugal Telecom S.A. (SGPS) - ADR (Portugal)	94,250	950,040
Swisscom AG - ADR (Switzerland)	85,000	2,513,042
Telefonica S.A. - ADR (Spain)	18,250	1,304,692
Telenor ASA - ADR (Norway)	36,250	1,320,678

		10,426,632

Wireless Telecommunication Services - 1.5%
Digi.com Berhad (Malaysia)	227,000	1,478,140
SK Telecom Co. Ltd. - ADR (South Korea)	91,000	1,712,620

		3,190,760

Total Telecommunication Services		13,617,392

Utilities - 7.3%
Electric Utilities - 3.1%
E.ON AG (Germany)	131,211	6,630,456

Multi-Utilities - 2.4%
GDF Suez (France)	41,370	2,125,480
National Grid plc (United Kingdom)	229,000	2,906,463

		5,031,943

Water Utilities - 1.8%
Companhia de Saneamento Basico do Estado de Sao Paulo (SABESP) (Brazil)	135,040	1,871,849
Companhia de Saneamento de Minas Gerais - Copasa MG (Brazil)	182,000	1,932,506

		3,804,355

Total Utilities		15,466,754

TOTAL COMMON STOCKS (Identified Cost $161,597,840)		171,344,614

SHORT-TERM INVESTMENTS - 17.2%
Dreyfus Treasury and Agency Cash Management - Institutional Shares	11,523,657	11,523,657
Fannie Mae Discount Note, 11/17/2008	$5,000,000	4,987,000
Federal Home Loan Bank Discount Note, 10/9/2008	20,000,000	19,989,100

TOTAL SHORT-TERM INVESTMENTS (Identified Cost $36,501,239)		36,499,757

TOTAL INVESTMENTS - 97.6% (Identified Cost $198,099,079)		207,844,371
OTHER ASSETS, LESS LIABILITIES - 2.4%		5,183,234

NET ASSETS - 100%		$213,027,605

FORWARD FOREIGN CURRENCY CONTRACTS OPEN AT SEPTEMBER 30, 2008:

Settlement Date	Contracts to Deliver	In Exchange For	Contracts At Value	Unrealized Appreciation
10/15/2008	EUR 13,728,802	$21,737,499	$19,355,199	$2,382,300
10/15/2008	GBP 6,087,808	$11,977,762	$10,833,278	$1,144,484

*	Non-income producing security

ADR - American Depository Receipt

EUR - European Monetary Unit

GBP - Britian Pound

Investment Portfolio - September 30, 2008 (unaudited)

The Series’ portfolio holds, as a percentage of net assets, greater than 10% in the following countries: Germany - 18.9%; United Kingdom - 14.4%; France - 13.1%.

Federal Tax Information:

On September 30, 2008, the identified cost of investments for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized appreciation were as follows:

Cost for federal income tax purposes	$198,099,079

Unrealized appreciation	$35,275,518
Unrealized depreciation	(25,530,226)

Net unrealized appreciation	$9,745,292

FAS 157 Information:

In September 2006, FASB Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”) was issued, effective for fiscal years beginning after November 15, 2007. This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of fair value measurements. FAS 157 became effective for the Series as of January 1, 2008, the beginning of its current fiscal year. The three levels of the fair value hierarchy under FAS 157 are described below:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments.)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Series’ assets as of September 30, 2008:

Valuation Inputs	Investments In Securities	Other Financial Instruments*
Level 1 – Quoted Prices	$178,937,775	$3,526,784
Level 2 – Other Significant Observable Inputs	28,906,596	—
Level 3 – Significant Unobservable Inputs	—	—
Total	$207,844,371	$3,526,784

*	Other financial instruments are derivative instruments not reflected in the Investment Portfolio, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.

Investment Portfolio - September 30, 2008 (unaudited)

World Opportunities Series	Shares/ Principal Amount	Value
COMMON STOCKS - 88.4%
Consumer Discretionary - 10.7%
Automobiles - 1.4%
Suzuki Motor Corp. (Japan)	939,400	$16,943,476

Hotels, Restaurants & Leisure - 1.0%
Club Mediterranee S.A.* (France)	333,240	11,370,209

Leisure Equipment & Products - 1.1%
Sankyo Co. Ltd. (Japan)	261,300	13,096,944

Media - 4.0%
Grupo Televisa S.A. - ADR (Mexico)	1,063,700	23,263,119
Societe Television Francaise 1 (France)	1,360,300	23,762,120

		47,025,239

Specialty Retail - 2.3%
Kingfisher plc (United Kingdom)	7,173,580	16,793,951
Valora Holding AG (Switzerland)	55,120	10,348,180

		27,142,131

Textiles, Apparel & Luxury Goods - 0.9%
Adidas AG (Germany)	205,000	10,898,822

Total Consumer Discretionary		126,476,821

Consumer Staples - 14.6%
Beverages - 2.8%
Carlsberg A/S (Denmark)	297,550	22,348,116
Heineken N.V. (Netherlands)	266,770	10,643,688

		32,991,804

Food & Staples Retailing - 2.0%
Carrefour S.A. (France)	499,620	23,278,046

Food Products - 7.1%
Cadbury Schweppes plc (United Kingdom)	1,375,630	13,828,192
Nestle S.A. (Switzerland)	544,160	23,337,051
Unilever plc - ADR (United Kingdom)	1,736,870	47,260,233

		84,425,476

Personal Products - 2.7%
L’Oreal S.A. (France)	232,080	22,622,271
Natura Cosmeticos S.A. (Brazil)	1,022,990	10,061,051

		32,683,322

Total Consumer Staples		173,378,648

Energy - 6.0%
Energy Equipment & Services - 6.0%
Calfrac Well Services Ltd. (Canada)	1,928,470	35,905,066
Compagnie Generale de Geophysique - Veritas (CGG - Veritas)* (France)	649,000	20,225,582
Trican Well Service Ltd. (Canada)	989,610	14,881,353

Total Energy		71,012,001

Investment Portfolio - September 30, 2008 (unaudited)

World Opportunities Series	Shares/ Principal Amount	Value
Financials - 10.7%
Capital Markets - 1.3%
Macquarie Group Ltd. (Australia)	504,410	14,743,937

Commercial Banks - 4.4%
HSBC Holdings plc (United Kingdom)	1,422,330	22,780,136
Royal Bank of Scotland Group plc (United Kingdom)	5,765,737	18,345,899
Societe Generale (France)	131,590	11,484,003

		52,610,038

Diversified Financial Services - 1.7%
Financiere Marc de Lacharriere S.A. (Fimalac) (France)	329,810	20,101,590

Insurance - 2.8%
Allianz SE (Germany)	155,140	21,129,944
Willis Group Holdings Ltd. (United Kingdom)	367,200	11,845,872

		32,975,816

Thrifts & Mortgage Finance - 0.5%
Aareal Bank AG (Germany)	555,200	6,330,138

Total Financials		126,761,519

Health Care - 14.4%
Health Care Equipment & Supplies - 4.4%
Nobel Biocare Holding AG (Switzerland)	356,110	11,742,536
Straumann Holding AG (Switzerland)	41,210	11,293,425
Synthes, Inc. (Switzerland)	206,920	28,352,772

		51,388,733

Health Care Providers & Services - 4.2%
BML, Inc. (Japan)	322,000	5,450,442
Bumrungrad Hospital Public Co. Ltd. (Thailand)	10,009,100	9,470,467
Diagnosticos da America S.A. (Brazil)	544,020	7,417,935
Sonic Healthcare Ltd. (Australia)	2,681,070	27,746,454

		50,085,298

Life Sciences Tools & Services - 2.2%
Lonza Group AG (Switzerland)	131,601	16,346,205
QIAGEN N.V.* (Netherlands)	511,966	10,101,089

		26,447,294

Pharmaceuticals - 3.6%
Novartis AG - ADR (Switzerland)	575,860	30,428,442
Santen Pharmaceutical Co. Ltd. (Japan)	474,200	11,906,282

		42,334,724

Total Health Care		170,256,049

Industrials - 14.1%
Aerospace & Defense - 3.1%
Empresa Brasileira de Aeronautica S.A. (Embraer) - ADR (Brazil)	1,376,730	37,185,477

Air Freight & Logistics - 3.2%
Deutsche Post AG (Germany)	528,280	11,049,985
TNT N.V. (Netherlands)	986,330	27,072,949

		38,122,934

Electrical Equipment - 3.3%
ABB Ltd. (Asea Brown Boveri) - ADR (Switzerland)	1,083,930	21,028,242

Investment Portfolio - September 30, 2008 (unaudited)

World Opportunities Series	Shares/ Principal Amount	Value
Nexans S.A. (France)	206,900	18,050,564

		39,078,806

Industrial Conglomerates - 3.7%
Siemens AG (Germany)	370,450	34,571,787
Tyco International Ltd. (Bermuda)	263,280	9,220,066

		43,791,853

Machinery - 0.8%
Schindler Holding AG (Switzerland)	157,000	9,359,374

Total Industrials		167,538,444

Information Technology - 12.6%
Communications Equipment - 1.6%
Alcatel-Lucent - ADR* (France)	4,771,040	18,320,794

IT Services - 0.8%
Atos Origin S.A. (France)	229,930	10,000,756

Semiconductors & Semiconductor Equipment - 1.9%
ASML Holdings N.V. (Netherlands)	661,740	11,559,469
Tokyo Electron Limited (Japan)	244,000	10,692,496

		22,251,965

Software - 8.3%
Aladdin Knowledge Systems Ltd.* (Israel)	336,260	4,492,433
Amdocs Ltd.* (Guernsey)	1,305,140	35,734,733
Misys plc (United Kingdom)	3,599,670	7,774,458
SAP AG - ADR (Germany)	439,440	23,479,279
Square Enix Co. Ltd. (Japan)	407,400	11,723,190
UbiSoft Entertainment S.A.* (France)	222,590	15,289,884

		98,493,977

Total Information Technology		149,067,492

Materials - 2.9%
Chemicals - 1.6%
NITTO DENKO Corp. (Japan)	785,200	19,456,479

Paper & Forest Products - 1.3%
Norbord, Inc. (Canada)	4,615,220	15,528,654

Total Materials		34,985,133

Telecommunication Services - 2.4%
Wireless Telecommunication Services - 2.4%
Hutchison Telecommunications International Ltd.* (Hong Kong)	10,006,000	11,366,061
SK Telecom Co. Ltd. - ADR (South Korea)	912,650	17,176,073

Total Telecommunication Services		28,542,134

TOTAL COMMON STOCKS (Identified Cost $1,314,613,429)		1,048,018,241

PREFERRED STOCKS - 0.9%
Consumer Staples - 0.9%
Household Products - 0.9%
Henkel AG & Co. KGaA (Germany) (Identified Cost $11,040,025)	276,020	10,062,804

Investment Portfolio - September 30, 2008 (unaudited)

World Opportunities Series	Shares/ Principal Amount	Value
SHORT-TERM INVESTMENTS - 9.0%
Dreyfus Treasury and Agency Cash Management - Institutional Shares	47,265,906	47,265,906
Federal Home Loan Bank Discount Note, 10/9/2008	$50,000,000	49,972,750
U.S. Treasury Bill, 10/9/2008	10,000,000	9,996,175

TOTAL SHORT-TERM INVESTMENTS (Identified Cost $107,238,262)		107,234,831

TOTAL INVESTMENTS - 98.3% (Identified Cost $1,432,891,716)		1,165,315,876
OTHER ASSETS, LESS LIABILITIES - 1.7%		20,352,194

NET ASSETS - 100%		$1,185,668,070

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS OPEN AT SEPTEMBER 30, 2008:

Settlement Date	Contracts to Deliver	In Exchange For	Contracts At Value	Unrealized Appreciation (Depreciation)
10/15/2008	EUR 58,999,983	$93,417,623	$83,179,611	$10,238,012
10/15/2008	GBP 26,162,559	$51,474,835	$46,556,378	$4,918,457

*	Non-income producing security

ADR - American Depository Receipt

EUR - European Monetary Unit

GBP - British Pound

The Series’ portfolio holds, as a percentage of net assets, greater than 10% in the following countries: France - 16.4%; Switzerland - 13.7%; United Kingdom - 11.7%.

Federal Tax Information:

On September 30, 2008, the identified cost of investments for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized depreciation were as follows:

Cost for federal income tax purposes	$1,432,891,716

Unrealized appreciation	$8,383,395
Unrealized depreciation	(275,959,235)

Net unrealized depreciation	$(267,575,840)

Investment Portfolio - September 30, 2008 (unaudited)

FAS 157 Information:

In September 2006, FASB Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”) was issued, effective for fiscal years beginning after November 15, 2007. This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of fair value measurements. FAS 157 became effective for the Series as of January 1, 2008, the beginning of its current fiscal year. The three levels of the fair value hierarchy under FAS 157 are described below:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments.)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Series’ assets as of September 30, 2008:

Valuation Inputs	Investments In Securities	Other Financial Instruments*
Level 1 – Quoted Prices	$1,105,346,951	$15,156,469
Level 2 – Other Significant Observable Inputs	59,968,925	—
Level 3 – Significant Unobservable Inputs	—	—
Total	$1,165,315,876	$15,156,469

*	Other financial instruments are derivative instruments not reflected in the Investment Portfolio, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.

Investment Portfolio - September 30, 2008 (unaudited)

Diversified Tax Exempt Series	Coupon Rate	Maturity Date	Credit Rating[1] (unaudited)		Principal Amount/ Shares	Value
MUNICIPAL BONDS - 95.2%

Alabama - 1.4%
Birmingham, Capital Impt., Prerefunded Balance, Series B, G.O. Bond, AMBAC	5.000%	12/1/2032	Aa3		1,005,000	1,071,923
Fort Payne Waterworks Board, Revenue Bond, AMBAC	3.500%	7/1/2015	Aa3		665,000	635,394
Hoover Board of Education, Capital Outlay Warrants, Special Tax Warrants, MBIA	5.250%	2/15/2017	A1		500,000	506,935
Mobile County Board of School Commissioners, Capital Outlay Warrants, Prerefunded Balance, Series B, G.O. Bond, AMBAC	5.000%	3/1/2018	Aa3		500,000	524,385
Odenville Utilities Board Water, Revenue Bond, MBIA	4.300%	8/1/2028	A2		500,000	437,940

						3,176,577

Alaska - 0.2%
Alaska Municipal Banking Authority, Revenue Bond, MBIA	4.100%	6/1/2017	A1		455,000	441,427

Arizona - 2.9%
Goodyear, G.O. Bond, MBIA	4.375%	7/1/2020	A1		680,000	639,928
Mesa, G.O. Bond, FGIC	4.125%	7/1/2027	A1		2,215,000	1,774,990
Phoenix, Series B, G.O. Bond	4.200%	7/1/2021	Aa1		1,500,000	1,398,495
Salt River Project, Agricultural Impt. & Power District, Certificate of Participation, MBIA	5.000%	12/1/2011	Aa2		1,500,000	1,569,450
Yuma County Library District, Series A, G.O. Bond, AMBAC	4.500%	7/1/2035	Aa3		1,200,000	990,612

						6,373,475

California - 4.5%
California State, G.O. Bond	4.250%	11/1/2014	A1		1,975,000	2,007,469
California State, G.O. Bond	5.250%	2/1/2023	A1		500,000	484,785
California State, G.O. Bond	4.750%	12/1/2028	A1		795,000	716,549
California State, Various Purposes, G.O. Bond, AMBAC	4.250%	12/1/2035	Aa3		1,140,000	879,670
Campbell Union School District, G.O. Bond, FSA	4.375%	8/1/2027	Aaa		1,810,000	1,556,491
Chula Vista Elementary School District, Series F, G.O. Bond, MBIA	4.800%	8/1/2024	A2		435,000	402,619
Chula Vista Elementary School District, Series F, G.O. Bond, MBIA	4.875%	8/1/2025	A2		425,000	394,723
Los Angeles Unified School District, Series B, G.O. Bond, AMBAC	4.500%	7/1/2027	Aa3		840,000	726,474
Oak Valley Hospital District, G.O. Bond, FGIC	4.500%	7/1/2025	A3		1,395,000	1,195,487
Richmond Joint Powers Financing Authority, Series A, Tax Allocation, MBIA	5.250%	9/1/2025	A2		1,570,000	1,520,341

						9,884,608

Colorado - 1.7%
Broomfield Water Activity, Enterprise Water, Revenue Bond, MBIA	5.000%	12/1/2015	A2		700,000	719,663
Colorado Water Resources & Power Development Authority, Water Resource, Series D, Revenue Bond, FSA	4.375%	8/1/2035	Aaa		1,420,000	1,153,182
Commerce City, Certificate of Participation, AMBAC	4.750%	12/15/2032	AA	[2]	1,000,000	854,990
Denver City & County School District No. 1, Prerefunded Balance, G.O. Bond, FGIC	5.000%	12/1/2023	Aa3		895,000	931,230
Denver City & County School District No. 1, Unrefunded Balance, G.O. Bond, FGIC	5.000%	12/1/2023	Aa3		105,000	103,132

						3,762,197

Connecticut - 0.6%
Stamford, G.O. Bond	4.400%	2/15/2026	Aaa		1,545,000	1,390,886

Delaware - 1.6%
Delaware Transportation Authority, Revenue Bond, MBIA	5.000%	7/1/2011	Aa3		1,000,000	1,052,420
New Castle County, Series A, G.O. Bond	4.250%	7/15/2025	Aaa		1,500,000	1,315,845
New Castle County, Series A, G.O. Bond	4.250%	7/15/2026	Aaa		1,265,000	1,095,857

						3,464,122

Florida - 3.4%
Cape Coral Utility Impt. Assessment, Special Assessment, MBIA	4.500%	7/1/2021	A2		1,890,000	1,732,884
Florida State Department of Transportation, G.O. Bond	5.000%	7/1/2027	Aa1		1,000,000	969,160
Florida State Board of Education, Capital Outlay, Public Education, Series A, G.O. Bond, FSA	4.500%	6/1/2025	Aaa		1,280,000	1,136,256
Florida State Board of Education, Capital Outlay, Public Education, Series C, G.O. Bond, AMBAC	5.000%	6/1/2011	Aa1		425,000	445,595
Florida State Board of Education, Capital Outlay, Public Education, Series D, G.O. Bond	5.000%	6/1/2016	Aa1		2,000,000	2,099,980
Miami-Dade County, Educational Facilities Authority, Prerefunded Balance, Series A, Revenue Bond, AMBAC	5.000%	4/1/2015	Aa3		510,000	543,915
Tohopekaliga Water Authority, Utility System, Series A, Revenue Bond, FSA	5.000%	10/1/2028	Aaa		510,000	481,068

						7,408,858

Georgia - 1.9%
Atlanta, Prerefunded Balance, G.O. Bond	5.600%	12/1/2018	Aa3		350,000	354,147
Atlanta, Water & Wastewater, Revenue Bond, FSA	5.000%	11/1/2043	Aaa		1,500,000	1,341,360
Atlanta, Water & Wastewater, Series A, Revenue Bond, MBIA	5.000%	11/1/2033	A2		310,000	280,826
Georgia State, Series B, G.O. Bond	4.000%	3/1/2022	Aaa		1,270,000	1,135,050
Georgia State, Series B, G.O. Bond	5.650%	3/1/2012	Aaa		5,000	5,399
Georgia State, Unrefunded Balance, Series B, G.O. Bond	5.650%	3/1/2012	Aaa		195,000	210,904
Madison Water & Sewer, Revenue Bond, AMBAC	4.625%	7/1/2030	Aa3		1,000,000	849,380

						4,177,066

Illinois - 4.6%
Chicago Neighborhoods Alive 21 Program, Prerefunded Balance, G.O. Bond, FGIC	5.375%	1/1/2026	Aa3		500,000	526,105
Chicago, Prerefunded Balance, Series A, G.O. Bond, MBIA	5.000%	1/1/2034	Aa3		310,000	329,722
Chicago, Series A, G.O. Bond, AMBAC	5.000%	1/1/2018	Aa3		2,255,000	2,306,865
Chicago, Series A, G.O. Bond, FSA	4.750%	1/1/2038	Aaa		1,500,000	1,309,695
Chicago, Unrefunded Balance, Series A, G.O. Bond, MBIA	5.000%	1/1/2034	Aa3		520,000	481,359
Cook County, Series A, G.O. Bond, FGIC	5.000%	11/15/2022	Aa2		750,000	741,727
Illinois State, G.O. Bond, MBIA	5.250%	10/1/2018	Aa3		2,000,000	2,022,560
Illinois State, G.O. Bond	5.000%	12/1/2027	Aa3		600,000	569,454
Illinois State, Series 1995 A, Certificate of Participation, MBIA	5.600%	7/1/2010	A2		100,000	100,701
Madison & St. Clair Counties School District No. 010 Collinsville, School Building, Prerefunded Balance, G.O. Bond, FGIC	5.125%	2/1/2019	AA	[2]	500,000	525,015
Rock Island County School District No. 041 Rock Island, G.O. Bond, FSA	5.125%	12/1/2015	Aaa		200,000	200,582
Springfield Electric, Revenue Bond, MBIA	5.000%	3/1/2035	Aa3		1,000,000	913,860

						10,027,645

Indiana - 3.6%
Avon Community School Building Corp., Revenue Bond, AMBAC	4.250%	7/15/2018	Aa3		1,450,000	1,402,266
Avon Community School Building Corp., Revenue Bond, AMBAC	4.750%	1/15/2032	Aa3		1,015,000	889,069
Frankfort High School Elementary School Building Corp., Revenue Bond, FSA	4.750%	7/15/2025	Aaa		1,500,000	1,376,040
La Porte County, G.O. Bond, FGIC	5.200%	1/15/2018	A3		300,000	304,698
Noblesville Sewage Works, Revenue Bond, AMBAC	5.000%	1/1/2024	Aa3		550,000	525,635
North Lawrence Indiana Community Schools Building Corp., Revenue Bond, FSA	5.000%	7/15/2020	Aaa		450,000	450,256
Shelbyville Independent Central Renovation School Building Corp., Revenue Bond, MBIA	5.000%	7/15/2018	A2		3,000,000	3,056,490

						8,004,454

Iowa - 1.8%
Indianola Community School District, G.O. Bond, FGIC	5.200%	6/1/2021	A3		425,000	424,188
Iowa City Community School District, G.O. Bond, FSA	4.000%	6/1/2018	Aaa		425,000	399,831
Iowa City, Sewer, Revenue Bond, MBIA	5.750%	7/1/2021	A1		250,000	250,252
Polk County, Series C, G.O. Bond	4.000%	6/1/2017	Aa1		995,000	983,110

Investment Portfolio - September 30, 2008 (unaudited)

Diversified Tax Exempt Series	Coupon Rate	Maturity Date	Credit Rating[1] (unaudited)		Principal Amount/ Shares	Value
Polk County, Series C, G.O. Bond	4.125%	6/1/2025	Aa1		2,075,000	1,787,114

						3,844,495

Kansas - 2.8%
Johnson & Miami Counties Unified School District No. 230, G.O. Bond, FGIC	4.000%	9/1/2022	A2		1,000,000	852,160
Johnson County Unified School District No. 231, Prerefunded Balance, Series A, G.O. Bond, FGIC	5.750%	10/1/2016	A	[2]	500,000	516,900
Miami County Unified School District No. 416 Louisburg, G.O. Bond, MBIA	5.000%	9/1/2018	A2		2,000,000	2,043,200
Sedgwick County Unified School District No. 265, G.O. Bond, FSA	5.000%	10/1/2025	Aaa		1,090,000	1,064,385
Shawnee County Unified School District No. 450, Shawnee Heights, G.O. Bond, FSA	4.200%	9/1/2020	Aaa		700,000	641,928
Shawnee County Unified School District No. 450, Shawnee Heights, G.O. Bond, FSA	4.250%	9/1/2021	Aaa		580,000	522,922
Wyandotte County School District No. 204 Bonner Springs, Prerefunded Balance, Series A, G.O. Bond, FSA	5.375%	9/1/2015	Aaa		290,000	304,944
Wyandotte County School District No. 204 Bonner Springs, Unrefunded Balance, Series A, G.O. Bond, FSA	5.375%	9/1/2015	Aaa		110,000	113,828

						6,060,267

Kentucky - 0.7%
Lexington-Fayette Urban County Government, Public Facilities Corp., Revenue Bond, MBIA	4.000%	10/1/2018	Aa3		1,655,000	1,542,675

Louisiana - 1.3%
Caddo Parish Parishwide School District, G.O. Bond, MBIA	4.350%	3/1/2026	Aa3		660,000	559,205
Caddo Parish Parishwide School District, G.O. Bond, MBIA	4.375%	3/1/2027	Aa3		1,090,000	920,941
Lafayette Public Power Authority, Series A, Revenue Bond, AMBAC	5.000%	11/1/2012	Aa3		730,000	758,360
New Orleans Sewage Service, Revenue Bond, FGIC	5.250%	6/1/2012	Ba2		300,000	295,386
Orleans Parish Parishwide School District, Series A, G.O. Bond, FGIC	5.125%	9/1/2016	WR	[3]	400,000	400,096

						2,933,988

Maine - 0.3%
Kennebec Water District, Revenue Bond, FSA	5.125%	12/1/2021	Aaa		750,000	750,105

Maryland - 1.7%
Anne Arundel County, Water & Sewer, G.O. Bond	4.125%	3/1/2024	Aa1		345,000	302,479
Anne Arundel County, Water & Sewer, G.O. Bond	4.200%	3/1/2025	Aa1		1,770,000	1,544,095
Baltimore County, Metropolitan District, G.O. Bond	4.250%	9/1/2029	Aaa		1,000,000	846,070
Baltimore, Water Project, Series A, Revenue Bond, FGIC	5.550%	7/1/2009	A1		260,000	266,321
Maryland State, State & Local Facilities, G.O. Bond	4.250%	8/1/2021	Aaa		750,000	706,237

						3,665,202

Massachusetts - 2.4%
Boston, Series A, G.O. Bond, MBIA	4.125%	1/1/2021	Aa1		1,000,000	924,210
Boston, Series A, G.O. Bond, MBIA	4.125%	1/1/2022	Aa1		410,000	372,026
Cambridge, Series A, G.O. Bond	4.000%	2/1/2026	Aaa		850,000	714,527
Cambridge, Series A, G.O. Bond	4.000%	2/1/2027	Aaa		850,000	705,925
Lowell, State Qualified, G.O. Bond, AMBAC	5.000%	2/1/2020	Aa3		500,000	503,840
Massachusetts State, Series C, G.O. Bond, AMBAC	5.750%	8/1/2010	Aa2		400,000	421,376
Massachusetts State, Series D, G.O. Bond	5.250%	10/1/2014	Aa2		1,000,000	1,079,960
Plymouth, G.O. Bond, MBIA	5.250%	10/15/2020	Aa2		100,000	101,780
Richmond, G.O. Bond, MBIA	5.000%	4/15/2021	Aa3		400,000	395,952

						5,219,596

Michigan - 4.7%
Bendle Public School District, School Building & Site, G.O. Bond, FGIC	4.500%	5/1/2028	Aa3		640,000	553,178
Detroit City School District, School Building & Site Impt., Series B, G.O. Bond, FGIC	5.000%	5/1/2033	Aa3		750,000	683,752
Detroit Sewer Disposal System, Series B, Revenue Bond, FGIC	4.625%	7/1/2034	A3		1,500,000	1,251,705
Detroit Water Supply System, Revenue Bond, MBIA	5.250%	7/1/2023	A2		2,000,000	1,930,160
Grand Rapids Public Schools, G.O. Bond, MBIA	4.125%	5/1/2023	Aa3		1,200,000	1,018,260
Holly Area School District, G.O. Bond, FGIC	5.000%	5/1/2022	Aa3		500,000	494,155
Muskegon Public Schools, G.O. Bond, FSA	5.000%	5/1/2020	Aaa		1,000,000	1,009,660
Muskegon Water, Revenue Bond, FSA	4.750%	5/1/2019	Aaa		565,000	565,627
Oakland County, George W. Kuhn Drain District, Prerefunded Balance, Series B, G.O. Bond	5.375%	4/1/2021	Aaa		475,000	482,329
Saginaw City School District, School Building & Site, G.O. Bond, FSA	4.500%	5/1/2031	Aaa		1,695,000	1,449,479
St. Joseph County, Sewer Disposal Systems - Constantine, G.O. Bond, FSA	5.000%	4/1/2012	Aaa		100,000	100,946
Warren Woods Public Schools, School Building & Site, G.O. Bond, FSA	4.500%	5/1/2026	Aaa		1,015,000	886,531

						10,425,782

Minnesota - 2.3%
Brooklyn Center Independent School District No. 286, School Building, Series A, G.O. Bond, MBIA	4.375%	2/1/2026	Aa2		1,105,000	930,985
Hennepin County, Series A, G.O. Bond	4.500%	12/1/2025	Aaa		1,500,000	1,383,225
Minnesota, G.O. Bond	5.000%	8/1/2013	Aa1		2,000,000	2,139,840
Pine County, Series A, G.O. Bond, FGIC	4.400%	2/1/2028	AAA	[2]	555,000	470,501
Western Minnesota Municipal Power Agency, Revenue Bond	6.625%	1/1/2016	Aaa		175,000	195,893

						5,120,444

Mississippi - 0.7%
Biloxi Public School District, Revenue Bond, MBIA	5.000%	4/1/2017	A2		500,000	505,770
De Soto County School District, G.O. Bond, FSA	5.000%	2/1/2013	Aaa		1,000,000	1,048,440

						1,554,210

Missouri - 1.2%
Metropolitan St. Louis Sewer District Wastewater System, Series A, Revenue Bond, MBIA	3.600%	5/1/2013	Aa2		600,000	601,422
Missouri Water Pollution Control, Series A, G.O. Bond	4.500%	12/1/2030	Aaa		2,375,000	2,114,557

						2,715,979

Nebraska - 1.0%
Omaha Metropolitan Utilities District Water, Series A, Revenue Bond, FSA	4.375%	12/1/2031	Aaa		2,640,000	2,195,398

Nevada - 4.2%
Clark County Public Facilities, Prerefunded Balance, Series C, G.O. Bond, FGIC	5.000%	6/1/2024	Aa1		315,000	320,670
Clark County Public Facilities, Unrefunded Balance, Series C, G.O. Bond, FGIC	5.000%	6/1/2024	Aa1		110,000	107,424
Clark County Transportation, Series A, G.O. Bond, FGIC	4.500%	12/1/2019	Aa1		500,000	483,965
Clark County, G.O. Bond, FSA	4.750%	6/1/2027	Aaa		3,000,000	2,710,020
Las Vegas Valley Water District, Water Impt., Series A, G.O. Bond, FSA	4.750%	6/1/2033	Aaa		1,500,000	1,325,025
Nevada State, Project Nos. 66 & 67, Unrefunded Balance, Series A, G.O. Bond, FGIC	5.000%	5/15/2028	Aa1		125,000	117,976
Nevada State, Capital Impt., G.O. Bond	5.000%	6/1/2019	Aa1		2,040,000	2,067,193
North Las Vegas, G.O. Bond, MBIA	5.000%	5/1/2024	Aaa		1,500,000	1,411,620
Truckee Meadows, Water Authority, Prerefunded Balance, Series A, Revenue Bond, FSA	5.000%	7/1/2025	Aaa		750,000	789,922

						9,333,815

New Jersey - 4.0%
East Brunswick Township Board of Education, G.O. Bond, FSA	4.500%	11/1/2028	Aaa		835,000	745,029
East Brunswick Township Board of Education, G.O. Bond, FSA	4.500%	11/1/2029	Aaa		1,000,000	889,900
Essex County, Prerefunded Balance, Series A, G.O. Bond, MBIA	4.500%	5/1/2031	A1		500,000	521,900

Investment Portfolio - September 30, 2008 (unaudited)

Diversified Tax Exempt Series	Coupon Rate	Maturity Date	Credit Rating[1] (unaudited)		Principal Amount/ Shares	Value
Hudson County, G.O. Bond, CIFG	4.250%	9/1/2021	A3		930,000	847,593
Morris County Impt. Authority, School District, Morris Hills Regional District, Revenue Bond	3.700%	10/1/2018	Aaa		540,000	505,883
New Jersey Transportation Trust Fund Authority, Transportation System, Unrefunded Balance, Series A, Revenue Bond, FSA	4.250%	12/15/2022	Aaa		2,000,000	1,793,000
New Jersey Transportation Trust Fund Authority, Transportation System, Unrefunded Balance, Series C, Revenue Bond, FSA	5.500%	12/15/2013	Aaa		1,400,000	1,515,822
South Brunswick Township Board of Education, G.O. Bond, MBIA	4.125%	8/1/2012	Aa2		1,200,000	1,239,552
Sparta Township School District, G.O. Bond, FSA	4.300%	2/15/2030	Aaa		1,000,000	859,640

						8,918,319

New Mexico - 0.4%
New Mexico Finance Authority, Public Project Revolving Fund, Series A, Revenue Bond, MBIA	3.250%	6/1/2013	Aa2		795,000	784,729

New York - 3.4%
Erie County, Public Impt., Series A, G.O. Bond, FGIC	5.000%	9/1/2014	Baa2		380,000	390,549
Hampton Bays Union Free School District, G.O. Bond, FSA	4.375%	9/15/2029	Aaa		2,225,000	1,930,788
Mount Morris Central School District, G.O. Bond, FGIC	4.125%	6/15/2014	A2		1,290,000	1,324,211
New York City Municipal Water Finance Authority, Series E, Revenue Bond, FGIC	5.000%	6/15/2026	Aa2		750,000	725,137
New York State Urban Development Corp., Series B, Revenue Bond, MBIA	5.000%	1/1/2019	AAA	[2]	1,000,000	1,016,960
Sachem Central School District of Holbrook, G.O. Bond, FGIC	4.375%	10/15/2030	AA	[2]	2,000,000	1,687,480
Spencerport Central School District, G.O. Bond, FSA	5.000%	11/15/2012	Aaa		350,000	350,882
Westchester County, Unrefunded Balance, G.O. Bond	4.750%	11/15/2016	Aaa		120,000	120,103

						7,546,110

North Carolina - 1.9%
Cary, G.O. Bond	5.000%	3/1/2018	Aaa		700,000	721,952
Mecklenburg County, Public Impt., Series A, G.O. Bond	4.125%	2/1/2022	Aaa		1,455,000	1,321,882
North Carolina Grant Anticipation , Revenue Bond, MBIA	4.000%	3/1/2018	Aa3		1,355,000	1,277,318
Raleigh, G.O. Bond	4.400%	6/1/2017	Aaa		250,000	255,073
Union County, Prerefunded Balance, Series B, G.O. Bond, FGIC	5.300%	3/1/2013	Aa2		250,000	258,067
Wilson, G.O. Bond, AMBAC	5.100%	6/1/2019	Aa3		400,000	406,224

						4,240,516

North Dakota - 0.7%
Fargo, Series A, G.O. Bond, MBIA	4.700%	5/1/2030	Aa2		1,840,000	1,617,415

Ohio - 4.0%
Brookville Local School District, School Impt., G.O. Bond, FSA	4.125%	12/1/2026	Aaa		660,000	540,738
Cleveland, Various Purposes, G.O. Bond, MBIA	5.000%	12/1/2012	A2		1,140,000	1,196,806
Columbus, Limited Tax, Series 2, G.O. Bond	5.000%	7/1/2017	Aaa		1,000,000	1,032,390
Columbus City School District, Facilities Construction & Impt., G.O. Bond, FSA	4.375%	12/1/2032	Aaa		1,000,000	840,740
Licking Heights Local School District, School Facilities Construction & Impt., Series A, G.O. Bond, MBIA	5.000%	12/1/2022	A1		1,450,000	1,441,170
Newark City School District, School Impt., G.O. Bond, FGIC	4.250%	12/1/2027	A3		500,000	403,340
Ohio State Conservation Project, Series A, G.O. Bond	5.000%	3/1/2015	Aa1		1,000,000	1,056,590
Pickerington Local School District, School Facilities Construction & Impt., G.O. Bond, MBIA	4.250%	12/1/2034	A1		2,500,000	2,027,425
Springfield City School District, Prerefunded Balance, G.O. Bond, FGIC	5.200%	12/1/2023	Baa1		325,000	352,024

						8,891,223

Oklahoma - 1.2%
Oklahoma City, G.O. Bond, MBIA	4.250%	3/1/2023	Aa1		2,000,000	1,771,360
Oklahoma State Turnpike Authority, Prerefunded Balance, Series A, Revenue Bond, FGIC	5.000%	1/1/2023	Aa3		750,000	754,980

						2,526,340

Oregon - 3.2%
Josephine County Unit School District Three Rivers, Prerefunded Balance, G.O. Bond, FSA	5.250%	6/15/2017	Aaa		825,000	874,492
Metro, G.O. Bond	5.000%	6/1/2022	Aaa		3,000,000	3,017,820
Oregon State Board of Higher Education, Prerefunded Balance, Series B, G.O. Bond	5.000%	8/1/2033	Aa2		1,500,000	1,533,840
Salem Water & Sewer , Revenue Bond, FSA	5.000%	5/1/2014	Aaa		1,120,000	1,194,178
Washington County School District No. 015 Forest Grove, Prerefunded Balance, G.O. Bond, FSA	5.500%	6/15/2017	Aaa		500,000	533,225

						7,153,555

Pennsylvania - 2.8%
Jenkintown School District, Series A, G.O. Bond, FGIC	4.500%	5/15/2032	A	[2]	1,000,000	826,930
Lancaster School District, G.O. Bond, FSA	5.000%	6/1/2019	Aaa		1,200,000	1,217,208
Pennsylvania State, G.O. Bond, MBIA	5.000%	1/1/2011	Aa2		1,500,000	1,570,155
Pennsylvania State Turnpike Commission, Prerefunded Balance, Revenue Bond, AMBAC	5.375%	7/15/2019	Aa3		530,000	568,648
Philadelphia, Water & Wastewater, Revenue Bond, MBIA	5.600%	8/1/2018	A2		20,000	21,001
Plum Boro School District, Series A, G.O. Bond, FGIC	4.500%	9/15/2030	A	[2]	855,000	710,343
Uniontown Area School District, G.O. Bond, FSA	4.350%	10/1/2034	Aaa		1,500,000	1,226,775

						6,141,060

Rhode Island - 0.4%
Rhode Island Clean Water Finance Agency, Series A, Revenue Bond, MBIA	5.000%	10/1/2035	A2		1,000,000	896,530

South Carolina - 3.3%
Beaufort County School District, Prerefunded Balance, Series A, G.O. Bond	5.000%	3/1/2020	Aa1		500,000	524,385
Beaufort County, G.O. Bond, MBIA	4.250%	3/1/2024	Aa2		790,000	685,965
Charleston County, Transportation Sales Tax, G.O. Bond	5.000%	11/1/2017	Aa1		1,000,000	1,038,190
Orangeburg County Consolidated School District 5, Prerefunded Balance, G.O. Bond	5.625%	3/1/2019	Aa1		800,000	834,712
South Carolina, State Institutional - South Carolina State University, Series D, G.O. Bond	4.250%	10/1/2026	Aaa		1,250,000	1,080,350
South Carolina, Transportation Infrastructure Bank, Prerefunded Balance, Series A, Revenue Bond, AMBAC	5.250%	10/1/2021	Aa3		1,500,000	1,557,975
South Carolina, Transportation Infrastructure Bank, Series B, Revenue Bond, AMBAC	4.250%	10/1/2027	Aa3		2,000,000	1,601,500

						7,323,077

Tennessee - 1.4%
Rhea County, Prerefunded Balance, G.O. Bond, MBIA	5.000%	4/1/2018	A2		950,000	998,536
Shelby County, Series A, G.O. Bond	5.500%	3/1/2010	Aa2		2,000,000	2,082,780

						3,081,316

Texas - 5.3%
Alamo Community College District, Series A, G.O. Bond, MBIA	5.000%	8/15/2024	Aa2		1,020,000	987,370
Alvin Independent School District, G.O. Bond	4.375%	2/15/2024	Aaa		750,000	656,498
Brazos River Authority, Series B, Revenue Bond, FGIC	4.250%	12/1/2017	Baa2		1,125,000	1,063,159
Canyon Independent School District, School Building, G.O. Bond	4.700%	2/15/2025	AAA	[2]	1,440,000	1,309,075
Del Valle Independent School District, School Building, G.O. Bond	5.000%	6/15/2019	AAA	[2]	1,845,000	1,860,480
Fort Bend County, G.O. Bond, MBIA	4.750%	3/1/2031	Aa2		1,000,000	887,500
Huntsville Independent School District, G.O. Bond	4.500%	2/15/2029	Aaa		1,220,000	1,047,175
McKinney Waterworks & Sewer, Revenue Bond, FGIC	4.750%	3/15/2024	Aa3		1,000,000	924,130
San Antonio Water, Revenue Bond, FGIC	4.375%	5/15/2029	Aa3		1,400,000	1,159,368
San Patricio Municipal Water District, Prerefunded Balance, Revenue Bond, FSA	5.200%	7/10/2028	Aaa		490,000	500,971
University of Texas Financing System, Series F, Revenue Bond	4.750%	8/15/2028	Aaa		1,000,000	912,220
Waller Consolidated Independent School District, G.O. Bond	4.750%	2/15/2023	Aaa		500,000	468,240

						11,776,186

Investment Portfolio - September 30, 2008 (unaudited)

Diversified Tax Exempt Series	Coupon Rate	Maturity Date	Credit Rating[1] (unaudited)		Principal Amount/ Shares	Value
Utah - 1.5%
Mountain Regional Water Special Service District, Revenue Bond, MBIA	5.000%	12/15/2030	A2		1,240,000	1,119,770
Provo City School District, Series B, G.O. Bond	4.000%	6/15/2014	Aaa		1,100,000	1,119,283
St. George, Parks and Recreation, G.O. Bond, AMBAC	4.000%	8/1/2019	Aa3		795,000	738,205
Utah State Building Ownership Authority, Series C, Revenue Bond, FSA	5.500%	5/15/2011	Aaa		300,000	318,519

						3,295,777

Vermont - 0.4%
Vermont, Series D, G.O. Bond	4.500%	7/15/2025	Aaa		1,000,000	921,110

Virginia - 2.9%
Fairfax County, Public Impt., Series A, G.O. Bond	4.000%	4/1/2017	Aaa		2,000,000	1,986,480
Fairfax County, Public Impt., Series A, G.O. Bond	4.250%	4/1/2027	Aaa		1,500,000	1,284,480
Norfolk, Capital Impt., G.O. Bond, FGIC	4.250%	10/1/2024	A1		2,500,000	2,144,200
Norfolk, Capital Impt., G.O. Bond, MBIA	4.375%	3/1/2024	A1		685,000	605,424
Richmond, Series B, G.O. Bond, FSA	4.750%	7/15/2023	Aaa		400,000	386,764

						6,407,348

Washington - 3.9%
Franklin County, G.O. Bond, FGIC	5.125%	12/1/2022	AA	[2]	1,000,000	983,620
King County School District No. 411 Issaquah, Series A, G.O. Bond, FSA	5.250%	12/1/2018	Aaa		2,420,000	2,515,348
King County Sewer, Revenue Bond, FSA	5.000%	1/1/2024	Aaa		1,460,000	1,410,010
King County Sewer, Series A, Revenue Bond, MBIA	4.500%	1/1/2032	Aa3		1,070,000	912,978
Seattle, Drain & Wastewater, Revenue Bond, MBIA	4.375%	2/1/2026	Aa2		2,000,000	1,704,520
Washington State, Motor Vehicle Fuel Tax, G.O. Bond, AMBAC	5.000%	1/1/2025	Aa1		1,000,000	969,620

						8,496,096

West Virginia - 0.3%
West Virginia State Water Development Authority, Series A, Revenue Bond, FGIC	4.250%	11/1/2026	A	[2]	820,000	664,774

Wisconsin - 2.7%
Central Brown County Water Authority, Water Systems, Revenue Bond, AMBAC	5.000%	12/1/2035	Aa3		1,500,000	1,363,365
Eau Claire, Series B, G.O. Bond, MBIA	4.000%	4/1/2015	Aa2		1,195,000	1,195,681
Kenosha, Series B, G.O. Bond, FSA	5.000%	9/1/2011	Aaa		765,000	804,879
Oshkosh, Corporate Purposes, Series A, G.O. Bond, FGIC	5.050%	12/1/2021	Aa3		450,000	451,143
Stoughton Area School District, G.O. Bond, FGIC	4.875%	4/1/2016	A1		500,000	506,420
Two Rivers Public School District, Prerefunded Balance, G.O. Bond, FSA	5.625%	3/1/2019	Aaa		415,000	433,007
West De Pere School District, Prerefunded Balance, Series A, G.O. Bond, FSA	5.250%	10/1/2017	Aaa		500,000	525,295
Wisconsin State Transportation, Series A, Revenue Bond, FSA	5.000%	7/1/2025	Aaa		700,000	673,057

						5,952,847

TOTAL MUNICIPAL BONDS (Identified Cost $225,828,215)						210,107,599

SHORT-TERM INVESTMENTS - 3.5%
Dreyfus AMT - Free Municipal Reserves - Class R (Identified Cost $7,682,041)					7,682,041	7,682,041

TOTAL INVESTMENTS - 98.7% (Identified Cost $233,510,256)						217,789,640
OTHER ASSETS, LESS LIABILITIES - 1.3%						2,954,807

NET ASSETS - 100%						$220,744,447

KEY:

G.O. Bond - General Obligation Bond

Impt. - Improvement

No. - Number

Scheduled principal and interest payments are guaranteed by:

AMBAC (AMBAC Assurance Corp.)

CIFG (CIFG North America, Inc.)

FGIC (Financial Guaranty Insurance Co.)

FSA (Financial Security Assurance)

MBIA (MBIA, Inc.)

The insurance does not guarantee the market value of the municipal bonds.

[1]	Credit ratings from Moody’s (unaudited).
[2]	Credit ratings from S&P (unaudited).
[3]	Credit rating has been withdrawn. As of September 30, 2008 there is no rating available.

The Series’ portfolio holds, as a percentage of net assets, greater than 10% in bonds insured by the following companies: MBIA - 24.7%; FSA - 21.3%; FGIC - 13.0%.

Federal Tax Information:

On September 30, 2008, the identified cost of investments for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized depreciation were as follows:

Cost for federal income tax purposes	$233,464,580

Unrealized appreciation	$1,120,528
Unrealized depreciation	(16,795,468)

Net unrealized depreciation	$(15,674,940)

Investment Portfolio - September 30, 2008 (unaudited)

FAS 157 Information:

In September 2006, FASB Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”) was issued, effective for fiscal years beginning after November 15, 2007. This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of fair value measurements. FAS 157 became effective for the Series as of January 1, 2008, the beginning of its current fiscal year. The three levels of the fair value hierarchy under FAS 157 are described below:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments.)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Series’ assets as of September 30, 2008:

Valuation Inputs	Investments In Securities	Other Financial Instruments*
Level 1 – Quoted Prices	$7,682,041	$—
Level 2 – Other Significant Observable Inputs	210,107,599	—
Level 3 – Significant Unobservable Inputs	—	—
Total	$217,789,640	$—

*	Other financial instruments are derivative instruments not reflected in the Investment Portfolio, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument. As of September 30, 2008, the Series does not have any derivative instruments.

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.

Investment Portfolio - September 30, 2008 (unaudited)

New York Tax Exempt Series	Coupon Rate	Maturity Date	Credit Rating[1] (unaudited)		Principal Amount/ Shares	Value
NEW YORK MUNICIPAL BONDS - 94.3%

Arlington Central School District, G.O. Bond, MBIA	4.625%	12/15/2024	A1		$845,000	$786,898
Arlington Central School District, G.O. Bond, MBIA	4.625%	12/15/2025	A1		365,000	336,997
Beacon City School District, G.O. Bond, MBIA	5.600%	7/15/2019	A2		500,000	518,085
Brookhaven, Public Impt., G.O. Bond, FGIC	4.000%	5/1/2023	Aa3		900,000	775,530
Brookhaven, Public Impt., G.O. Bond, FGIC	4.000%	5/1/2024	Aa3		815,000	692,383
Buffalo Fiscal Stability Authority, Sales Tax & State Aid, Series B, Revenue Bond, MBIA	5.000%	9/1/2016	Aa2		525,000	550,620
Chautauqua County, Public Impt., Series B, G.O. Bond, MBIA	4.500%	12/15/2018	A2		485,000	485,727
Clyde-Savannah Central School District, G.O. Bond, FGIC	5.000%	6/1/2013	A2		500,000	530,655
Dryden Central School District, G.O. Bond, FSA	5.500%	6/15/2011	Aaa		200,000	201,482
Dutchess County, Public Impt., Prerefunded Balance, G.O. Bond, MBIA	4.000%	12/15/2016	Aa2		315,000	322,680
Dutchess County, Public Impt., Unrefunded Balance, G.O. Bond, MBIA	4.000%	12/15/2016	Aa2		360,000	359,359
Ellenville Central School District, G.O. Bond, FSA	5.375%	5/1/2009	Aaa		210,000	210,544
Ellenville Central School District, G.O. Bond, AMBAC	5.700%	5/1/2011	Aa3		700,000	708,407
Erie County, Public Impt., Series A, G.O. Bond, FGIC	4.750%	10/1/2016	Baa2		550,000	553,162
Erie County, Public Impt., Series A, G.O. Bond, FGIC	5.000%	9/1/2014	Baa2		500,000	513,880
Fairport Central School District, G.O. Bond, FSA	5.000%	6/1/2019	Aaa		500,000	506,480
Franklin Square Union Free School District, G.O. Bond, FGIC	5.000%	1/15/2021	A2		520,000	520,296
Freeport, Series A, G.O. Bond, FGIC	4.000%	1/15/2014	A3		540,000	546,502
Greece Central School District, G.O. Bond, FSA	4.600%	6/15/2018	Aaa		180,000	188,008
Greece Central School District, G.O. Bond, FSA	4.000%	6/15/2019	Aaa		2,675,000	2,524,531
Hampton Bays Union Free School District, G.O. Bond, FSA	4.250%	9/15/2026	Aaa		1,140,000	994,012
Haverstraw-Stony Point Central School District, G.O. Bond, FSA	4.500%	10/15/2032	Aaa		2,000,000	1,730,200
Hempstead Town, Unrefunded Balance, Series B, G.O. Bond, FGIC	5.625%	2/1/2010	Aa1		165,000	166,500
Huntington, G.O. Bond, MBIA	5.875%	9/1/2009	Aa1		45,000	45,616
Islip, Public Impt., G.O. Bond, FGIC	5.375%	6/15/2015	Aa2		1,555,000	1,612,768
Jamesville-Dewitt Central School District, G.O. Bond, AMBAC	5.750%	6/15/2009	Aa3		420,000	430,345
Johnson City Central School District, G.O. Bond, FGIC	4.250%	6/15/2024	A	[2]	500,000	435,550
Johnson City Central School District, G.O. Bond, FGIC	4.375%	6/15/2028	A	[2]	1,000,000	851,430
Johnson City Central School District, G.O. Bond, FGIC	4.375%	6/15/2030	A	[2]	985,000	825,706
Long Island Power Authority, Electric Systems, Series F, Revenue Bond, MBIA	4.500%	5/1/2028	A2		1,880,000	1,588,243
Long Island Power Authority, Electric Systems, Series A, Revenue Bond, FGIC	5.000%	12/1/2019	A3		1,000,000	998,660
Long Island Power Authority, Electric Systems, Series A, Revenue Bond, FGIC	5.000%	12/1/2025	A3		1,690,000	1,582,482
Metropolitan Transportation Authority, Transportation Facilities, Prerefunded Balance, Series B, Revenue Bond, AMBAC	5.000%	7/1/2018	Aa3		1,500,000	1,589,850
Metropolitan Transportation Authority, Dedicated Tax Fund, Series A, Revenue Bond, MBIA	5.000%	11/15/2030	A1		750,000	706,875
Metropolitan Transportation Authority, Series A, Revenue Bond, FGIC	5.000%	11/15/2025	A2		1,500,000	1,403,175
Metropolitan Transportation Authority, Series A, Revenue Bond, FSA	5.000%	11/15/2030	Aaa		500,000	474,325
Metropolitan Transportation Authority, Series B, Revenue Bond, FSA	4.500%	11/15/2032	Aaa		500,000	429,440
Monroe County, Public Impt., G.O. Bond, AMBAC	4.125%	6/1/2020	Aa3		1,000,000	919,870
Monroe County Water Authority, Revenue Bond	5.000%	8/1/2019	Aa3		1,700,000	1,708,466
Mount Morris Central School District, G.O. Bond, FGIC	4.125%	6/15/2013	A2		790,000	812,404
Nassau County, General Impt., Series C, G.O. Bond, FSA	5.125%	1/1/2014	Aaa		500,000	517,665
Nassau County Interim Finance Authority, Sales Tax Secured, Series A, Revenue Bond, AMBAC	4.750%	11/15/2023	Aa2		1,000,000	947,200
New Hyde Park Garden City Park, Union Free School District, G.O. Bond, FSA	4.125%	6/15/2023	Aaa		200,000	176,602
New Hyde Park Garden City Park, Union Free School District, G.O. Bond, FSA	4.125%	6/15/2024	Aaa		250,000	217,742
New York City, Series K, G.O. Bond, FSA	5.375%	8/1/2020	Aaa		1,000,000	1,004,010
New York City, Series A, G.O. Bond, CIFG	5.000%	8/1/2024	Aa3		1,000,000	942,470
New York City, G.O. Bond, XLCA	5.000%	9/1/2019	Aa3		500,000	493,240
New York City, Unrefunded Balance, Series I, G.O. Bond, MBIA	5.000%	5/15/2028	AA	[2]	1,725,000	1,650,066
New York City Municipal Water Finance Authority, Water & Sewer Systems, Series A, Revenue Bond, AMBAC	5.000%	6/15/2035	Aa3		750,000	704,745
New York City Transitional Finance Authority, Future Tax Secured, Prerefunded Balance, Series A, Revenue Bond	5.500%	2/15/2011	Aa1		1,000,000	1,049,930
New York City Municipal Water Finance Authority, Series E, Revenue Bond, FGIC	5.000%	6/15/2026	Aa2		750,000	725,137
New York City Municipal Water Finance Authority, Water & Sewer Systems, Series D, Revenue Bond, AMBAC	4.500%	6/15/2036	Aa2		500,000	423,815
New York City Municipal Water Finance Authority, Water & Sewer Systems, Series A, Revenue Bond	4.250%	6/15/2033	Aa2		1,250,000	1,017,637
New York City Municipal Water Finance Authority, Water & Sewer Systems, Series A, Revenue Bond	4.500%	6/15/2037	Aa2		1,000,000	833,790
New York State, Series C, G.O. Bond, FSA	5.000%	4/15/2012	Aa3		700,000	741,405
New York State, Series A, G.O. Bond	4.500%	3/15/2019	Aa3		500,000	492,615
New York State, Series A, G.O. Bond	4.600%	3/15/2013	Aa3		475,000	492,242
New York State Dormitory Authority, Columbia University, Series A, Revenue Bond	5.000%	7/1/2025	Aaa		500,000	486,145
New York State Environmental Facilities Corp., Pollution Control, Unrefunded Balance, Series B, Revenue Bond	5.200%	5/15/2014	Aaa		440,000	464,253
New York State Environmental Facilities Corp., Pollution Control, Series A, Revenue Bond	5.200%	6/15/2015	Aaa		25,000	25,038
New York State Environmental Facilities Corp., Clean Water & Drinking, Series B, Revenue Bond	5.000%	6/15/2027	Aaa		1,000,000	961,150
New York State Environmental Facilities Corp., Clean Water & Drinking, Revenue Bond	4.500%	6/15/2022	Aaa		300,000	281,394
New York State Environmental Facilities Corp., Clean Water & Drinking, Revenue Bond, MBIA	5.000%	6/15/2021	Aaa		600,000	600,762
New York State Environmental Facilities Corp., Personal Income Tax, Series A, Revenue Bond	5.000%	12/15/2019	AAA	[2]	750,000	765,870
New York State Housing Finance Agency, State University Construction, Series A, Revenue Bond	8.000%	5/1/2011	A1		175,000	186,527
New York State Environmental Facilities Corp., Clean Water & Drinking, Series A, Revenue Bond	4.500%	6/15/2036	Aaa		1,000,000	847,260
New York State Environmental Facilities Corp., Clean Water & Drinking, Series B, Revenue Bond	4.500%	6/15/2036	Aa1		1,500,000	1,270,890
New York State Dormitory Authority, Personal Income Tax, Series F, Revenue Bond	5.000%	3/15/2023	AAA	[2]	1,475,000	1,446,710
New York State Thruway Authority, Series F, Revenue Bond, AMBAC	5.000%	1/1/2026	Aa3		340,000	324,462
New York State Thruway Authority, Highway & Bridge, Series C, Revenue Bond, MBIA	5.250%	4/1/2011	Aa3		1,000,000	1,053,610
New York State Thruway Authority, Highway & Bridge, Series C, Revenue Bond, AMBAC	5.000%	4/1/2020	Aaa		750,000	750,473
New York State Thruway Authority, Highway & Bridge, Series B, Revenue Bond, AMBAC	5.000%	4/1/2021	Aa3		1,500,000	1,504,395
New York State Thruway Authority, Highway & Bridge, Prerefunded Balance, Series A, Revenue Bond, FGIC	5.500%	4/1/2015	Aa3		320,000	343,808
New York State Thruway Authority, Highway & Bridge, Prerefunded Balance, Series B, Revenue Bond, MBIA	5.250%	4/1/2016	Aa3		300,000	320,046
New York State Thruway Authority, Personal Income Tax, Prerefunded Balance, Series A, Revenue Bond, FSA	5.000%	3/15/2014	Aaa		500,000	536,165
New York State Thruway Authority, Personal Income Tax, Prerefunded Balance, Series A, Revenue Bond, MBIA	5.000%	3/15/2016	Aa3		300,000	321,699
New York State Urban Development Corp., Unrefunded Balance, Revenue Bond	5.375%	7/1/2022	Aaa		25,000	25,010
New York State Urban Development Corp., Correctional Capital Facilities, Series A, Revenue Bond, FSA	5.250%	1/1/2014	Aaa		500,000	527,970
New York State Urban Development Corp., Personal Income Tax, Series C, Revenue Bond, MBIA	4.250%	3/15/2024	A2		1,000,000	880,470
New York State Urban Development Corp., Service Contract, Series B, Revenue Bond	5.250%	1/1/2022	AA	[2]	2,350,000	2,318,910
Niagara County, Series B, G.O. Bond, MBIA	5.200%	1/15/2011	A2		400,000	402,224
Niagara Falls City School District, G.O. Bond, FSA	4.375%	9/15/2029	AAA	[2]	885,000	761,029
Niagara-Wheatfield Central School District, G.O. Bond, FGIC	4.125%	2/15/2019	A2		610,000	580,177
Niagara-Wheatfield Central School District, G.O. Bond, FGIC	4.125%	2/15/2020	A2		850,000	792,404
Norwich City School District, G.O. Bond, FSA	5.000%	6/15/2010	Aaa		250,000	259,800
Panama Central School District, G.O. Bond, FGIC	5.000%	6/15/2019	A2		595,000	596,749
Patchogue-Medford Union Free School District, Series A, G.O. Bond, FGIC	3.500%	7/1/2012	WR	[3]	805,000	809,476
Pavilion Central School District, G.O. Bond, FSA	5.625%	6/15/2018	Aaa		880,000	909,577
Phelps-Clifton Springs Central School District, Series B, G.O. Bond, MBIA	5.000%	6/15/2021	A2		850,000	818,958
Phelps-Clifton Springs Central School District, Series B, G.O. Bond, MBIA	5.000%	6/15/2022	A2		450,000	432,689
Port Authority of New York & New Jersey, Revenue Bond	5.000%	7/15/2024	Aa3		3,000,000	2,907,420
Port Authority of New York & New Jersey, Revenue Bond	4.750%	7/15/2030	Aa3		495,000	450,495
Port Authority of New York & New Jersey, Revenue Bond	5.000%	10/1/2030	Aa3		1,000,000	947,630
Pulaski Central School District, Series A, G.O. Bond, FGIC	4.500%	6/15/2026	A	[2]	425,000	375,063
Ramapo, Public Impt., Series B, G.O. Bond, MBIA	4.375%	5/1/2031	Aa3		435,000	373,439
Ramapo, Public Impt., Series B, G.O. Bond, MBIA	4.375%	5/1/2032	Aa3		510,000	436,295
Ramapo, Public Impt., Series B, G.O. Bond, MBIA	4.500%	5/1/2033	Aa3		410,000	357,065
Ravena Coeymans Selkirk Central School District, G.O. Bond, FSA	4.250%	6/15/2014	Aaa		1,180,000	1,215,766

Investment Portfolio - September 30, 2008 (unaudited)

New York Tax Exempt Series	Coupon Rate	Maturity Date	Credit Rating[1] (unaudited)		Principal Amount/ Shares	Value
NEW YORK MUNICIPAL BONDS - 94.3%
Rochester, Series A, G.O. Bond, AMBAC	5.000%	8/15/2020	Aa3		250,000	251,790
Rochester, Series A, G.O. Bond, AMBAC	5.000%	8/15/2022	Aaa		95,000	93,723
Rondout Valley Central School District, G.O. Bond, FSA	5.375%	3/1/2020	Aaa		500,000	525,375
Sachem Central School District of Holbrook, G.O. Bond, FGIC	4.250%	10/15/2028	AA	[2]	330,000	278,144
Sachem Central School District of Holbrook, G.O. Bond, FGIC	4.375%	10/15/2030	AA	[2]	1,000,000	843,740
Sachem Central School District of Holbrook, Series B, G.O. Bond, FGIC	4.250%	10/15/2026	AA	[2]	1,200,000	1,027,992
St. Lawrence County, Public Impt., G.O. Bond, FGIC	4.500%	5/15/2031	A	[2]	1,185,000	988,254
St. Lawrence County, Public Impt., G.O. Bond, FGIC	4.500%	5/15/2032	A	[2]	1,000,000	831,620
Schenectady, G.O. Bond, MBIA	5.300%	2/1/2011	A2		250,000	251,535
Scotia Glenville Central School District, G.O. Bond, FGIC	5.500%	6/15/2020	A	[2]	1,025,000	1,058,548
South Glens Falls Central School District, G.O. Bond, FGIC	5.375%	6/15/2018	A3		605,000	624,275
South Glens Falls Central School District, Unrefunded Balance, G.O. Bond, FGIC	5.375%	6/15/2018	A3		95,000	97,281
South Huntington Union Free School District, G.O. Bond, FGIC	5.000%	9/15/2016	Aa3		325,000	331,555
South Huntington Union Free School District, G.O. Bond, FGIC	5.100%	9/15/2017	Aa3		100,000	101,282
Suffolk County, Public Impt., Series A, G.O. Bond, MBIA	4.250%	5/1/2024	Aa3		1,000,000	886,780
Suffolk County Water Authority, Revenue Bond, MBIA	4.500%	6/1/2027	A2		1,160,000	1,029,326
Suffolk County Water Authority, Revenue Bond, MBIA	5.100%	6/1/2009	A2		55,000	56,045
Suffolk County Water Authority, Unrefunded Balance, Revenue Bond, MBIA	5.100%	6/1/2009	A2		195,000	198,512
Syracuse, Public Impt., Series C, G.O. Bond, AMBAC	5.400%	8/1/2017	Aa3		700,000	742,609
Syracuse, Public Impt., Series C, G.O. Bond, AMBAC	5.500%	8/1/2018	Aa3		850,000	903,261
Syracuse, Public Impt., Series A, G.O. Bond, MBIA	4.250%	6/15/2023	A2		690,000	601,777
Syracuse, Public Impt., Series A, G.O. Bond, MBIA	4.375%	6/15/2025	A2		990,000	852,657
Syracuse, Public Impt., Series A, G.O. Bond, FGIC	4.250%	12/1/2028	A2		600,000	497,718
Syracuse, Public Impt., Series A, G.O. Bond, FGIC	4.250%	12/1/2029	A2		600,000	491,850
Tarrytown Union Free School District, G.O. Bond, AMBAC	4.375%	1/15/2032	Aa3		1,090,000	923,633
Triborough Bridge & Tunnel Authority, General Purposes, Series B, Revenue Bond	5.000%	11/15/2020	Aa2		750,000	754,673
Triborough Bridge & Tunnel Authority, General Purposes, Prerefunded Balance, Series A, Revenue Bond, MBIA	4.750%	1/1/2019	A2		300,000	310,200
Triborough Bridge & Tunnel Authority, Subordinate Bonds, Revenue Bond, FGIC	5.000%	11/15/2032	Aa3		1,000,000	927,290
Triborough Bridge & Tunnel Authority, General Purposes, Prerefunded Balance, Series A, Revenue Bond, MBIA	5.000%	1/1/2032	Aa2		1,695,000	1,796,531
Triborough Bridge & Tunnel Authority, General Purposes, Unrefunded Balance, Series A, Revenue Bond, MBIA	5.000%	1/1/2032	Aa2		305,000	288,927
Ulster County, Public Impt., G.O. Bond, XLCA	4.500%	11/15/2026	A	[2]	560,000	493,298
Union Endicott Central School District, G.O. Bond, FGIC	4.125%	6/15/2014	A	[2]	605,000	607,384
Union Endicott Central School District, G.O. Bond, FGIC	4.125%	6/15/2015	A	[2]	865,000	861,099
Warwick Valley Central School District, G.O. Bond, FSA	5.600%	1/15/2018	Aaa		575,000	604,026
Warwick Valley Central School District, G.O. Bond, FSA	5.625%	1/15/2022	Aaa		380,000	399,304
Wayne County, Public Impt., G.O. Bond, MBIA	4.125%	6/1/2024	A1		500,000	437,330
West Seneca Central School District, G.O. Bond, FSA	5.000%	5/1/2011	Aaa		300,000	315,381
Westchester County, Series B, G.O. Bond	4.300%	12/15/2011	Aaa		15,000	15,631
Westchester County, Series B, G.O. Bond	3.700%	12/15/2015	Aaa		1,000,000	993,020
Westchester County, Unrefunded Balance, Series A, G.O. Bond	4.750%	12/15/2008	Aaa		5,000	5,024
Westchester County, Unrefunded Balance, Series A, G.O. Bond	4.750%	12/15/2009	Aaa		5,000	5,024
Westhampton Beach Union Free School District, G.O. Bond, MBIA	4.000%	7/15/2018	Aa3		726,000	697,359
Williamsville Central School District, G.O. Bond, MBIA	5.000%	6/15/2012	Aa3		490,000	518,371
Yonkers, Series B, G.O. Bond, MBIA	5.000%	8/1/2023	A2		1,125,000	1,086,064
Yonkers, Series B, G.O. Bond, MBIA	5.000%	8/1/2030	A2		1,095,000	1,019,237

TOTAL NEW YORK MUNICIPAL BONDS (Identified Cost $105,734,721)						99,862,182

SHORT-TERM INVESTMENTS - 4.3%
Dreyfus BASIC New York Municipal Money Market Fund (Identified Cost $4,486,712)					4,486,712	4,486,712

TOTAL INVESTMENTS - 98.6% (Identified Cost $110,221,433)						104,348,894
OTHER ASSETS, LESS LIABILITIES - 1.4%						1,529,924

NET ASSETS - 100%						$105,878,818

KEY:

G.O. Bond - General Obligation Bond

Impt. - Improvement

Scheduled principal and interest payments are guaranteed by:

AMBAC (AMBAC Assurance Corp.)

CIFG (CIFG North America, Inc.)

FGIC (Financial Guaranty Insurance Co.)

FSA (Financial Security Assurance)

MBIA (MBIA, Inc.)

XLCA (XL Capital Assurance)

The insurance does not guarantee the market value of the municipal bonds.

[1]	Credit ratings from Moody’s (unaudited).
[2]	Credit ratings from S&P (unaudited).
[3]	Credit rating has been withdrawn. As of September 30, 2008 there is no rating available.

The Series’ portfolio holds, as a percentage of net assets, greater than 10% in bonds insured by the following companies: FGIC - 25.1%; MBIA - 22.1%; FSA - 15.1%; AMBAC - 10.6%.

Federal Tax Information:

On September 30, 2008, the identified cost of investments for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized depreciation were as follows:

Cost for federal income tax purposes	$110,198,038

Unrealized appreciation	$855,077
Unrealized depreciation	(6,704,221)

Net unrealized depreciation	$(5,849,144)

Investment Portfolio - September 30, 2008 (unaudited)

FAS 157 Information:

In September 2006, FASB Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”) was issued, effective for fiscal years beginning after November 15, 2007. This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of fair value measurements. FAS 157 became effective for the Series as of January 1, 2008, the beginning of its current fiscal year. The three levels of the fair value hierarchy under FAS 157 are described below:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments.)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Series’ assets as of September 30, 2008:

Valuation Inputs	Investments In Securities	Other Financial Instruments*
Level 1 – Quoted Prices	$4,486,712	$—
Level 2 – Other Significant Observable Inputs	99,862,182	—
Level 3 – Significant Unobservable Inputs	—	—
Total	$104,348,894	$—

*	Other financial instruments are derivative instruments not reflected in the Investment Portfolio, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument. As of September 30, 2008, the Series does not have any derivative instruments.

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.

Investment Portfolio - September 30, 2008 (unaudited)

Ohio Tax Exempt Series	Coupon Rate	Maturity Date	Credit Rating[1] (unaudited)		Principal Amount	Value
OHIO MUNICIPAL SECURITIES - 99.3%

Amherst Exempt Village School District, G.O. Bond, FGIC	4.750%	12/1/2010	A1		$200,000	$206,936
Bedford Heights, Series A, G.O. Bond, AMBAC	5.650%	12/1/2014	Aa3		35,000	36,783
Big Walnut Local School District, Delaware County, School Facilities Construction & Impt., G.O. Bond, FSA	4.500%	12/1/2029	Aaa		200,000	175,016
Canal Winchester Local School District, Prerefunded Balance, G.O. Bond, MBIA	5.000%	12/1/2025	A2		355,000	381,124
Canal Winchester Local School District, G.O. Bond, FSA	4.250%	12/1/2027	Aaa		500,000	414,855
Chillicothe Water System, Revenue Bond, MBIA	4.000%	12/1/2009	A2		125,000	126,491
Cincinnati, Water Systems, Series B, Revenue Bond, MBIA	5.000%	12/1/2023	Aa2		600,000	591,180
Cleveland Heights & University Heights County School District, Library Impt., G.O. Bond	5.125%	12/1/2026	Aa3		200,000	200,096
Cleveland, Income Tax, Revenue Bond	5.250%	5/15/2024	AA		500,000	485,445
Columbus, Limited Tax, Series 2, G.O. Bond	5.000%	7/1/2017	Aaa		250,000	258,097
Columbus City School District, School Facilities Construction & Impt., G.O. Bond, FSA	4.250%	12/1/2032	Aaa		500,000	411,555
Cuyahoga Falls, G.O. Bond, MBIA	5.000%	12/1/2021	Aa3		750,000	751,417
Delaware City School District, Prerefunded Balance, G.O. Bond, FSA	5.000%	12/1/2025	Aaa		200,000	202,690
Delaware City School District, Prerefunded Balance, G.O. Bond, FSA	5.000%	12/1/2025	Aaa		100,000	101,345
Dublin City School District, School Facilities Construction & Impt., Prerefunded Balance, G.O. Bond	5.375%	12/1/2017	Aa1		350,000	378,382
Eaton City School District, Prerefunded Balance, G.O. Bond, FGIC	5.000%	12/1/2029	A1		200,000	215,066
Eaton Community City Schools, School Impt., G.O. Bond, FGIC	4.125%	12/1/2026	A1		500,000	400,360
Erie County, G.O. Bond, FGIC	4.750%	10/1/2019	A1		175,000	175,002
Euclid, G.O. Bond, MBIA	4.250%	12/1/2023	A1		465,000	413,976
Fairbanks Local School District, School Facilities Construction & Impt., G.O. Bond, FSA	4.500%	12/1/2028	Aaa		400,000	346,148
Fairfield County, Building Impt., G.O. Bond	5.000%	12/1/2018	Aa3		250,000	253,565
Fairview Park City School District, School Impt., G.O. Bond, MBIA	5.000%	12/1/2029	A2		315,000	292,446
Field Local School District, School Facilities Construction & Impt., G.O. Bond, AMBAC	5.000%	12/1/2026	Aa3		200,000	188,588
Franklin County, G.O. Bond	5.000%	12/1/2027	Aaa		500,000	489,110
Garfield Heights City School District, School Impt., Prerefunded Balance, G.O. Bond, MBIA	5.000%	12/15/2026	A2		250,000	264,890
Genoa Area Local School District, Prerefunded Balance, G.O. Bond, FGIC	5.400%	12/1/2027	AA	[2]	150,000	160,104
Granville Exempt Village School District, G.O. Bond, FSA	4.375%	12/1/2031	Aaa		500,000	421,585
Greater Cleveland Regional Transit Authority, Capital Impts., G.O. Bond, FGIC	4.125%	12/1/2023	Aa3		450,000	381,861
Greene County Sewer System, Governmental Enterprise, Prerefunded Balance, Revenue Bond, AMBAC	5.625%	12/1/2025	Aa3		235,000	251,732
Hamilton City School District, School Impt., G.O. Bond, FSA	4.250%	12/1/2030	Aaa		500,000	410,890
Hancock County, Various Purposes, G.O. Bond, MBIA	4.000%	12/1/2016	Aa3		200,000	197,902
Highland Local School District, School Impt., G.O. Bond, FSA	5.000%	12/1/2009	Aaa		190,000	195,915
Indian Hill Village School District, Hamilton County, School Impt., G.O. Bond	4.375%	12/1/2022	Aaa		250,000	224,832
Ironton City School District, G.O. Bond, MBIA	4.250%	12/1/2028	A2		500,000	410,070
Jackson Local School District, Stark & Summit Counties, Construction & Impt., Prerefunded Balance, G.O. Bond, FGIC	5.000%	12/1/2030	AA	[2]	200,000	214,256
Jackson Local School District, Stark & Summit Counties, G.O. Bond, FGIC	3.500%	12/1/2011	AA	[2]	210,000	212,194
Kettering City School District, School Impt., G.O. Bond, FSA	4.250%	12/1/2025	Aaa		750,000	633,967
Lakewood, Water System, Revenue Bond, AMBAC	4.500%	7/1/2028	Aa3		500,000	419,350
Licking Heights Local School District, School Facilities Construction & Impt., Series A, G.O. Bond, MBIA	5.000%	12/1/2022	A1		250,000	248,477
Lorain City School District, Classroom Facilities Impt., Unrefunded Balance, G.O. Bond, MBIA	4.750%	12/1/2025	Aa2		335,000	314,049
Loveland City School District, Prerefunded Balance, Series A, G.O. Bond, MBIA	5.000%	12/1/2024	Aa3		200,000	208,026
Mansfield City School District, Various Purposes, Prerefunded Balance, G.O. Bond, MBIA	5.750%	12/1/2022	A2		250,000	263,010
Marysville Exempt Village School District, G.O. Bond, FSA	5.000%	12/1/2023	Aaa		500,000	491,105
Maumee, G.O. Bond, MBIA	4.125%	12/1/2018	Aa3		375,000	361,853
Maumee City School District, School Facilities Construction & Impt., G.O. Bond, FSA	4.600%	12/1/2031	Aaa		260,000	229,538
Medina City School District, Prerefunded Balance, G.O. Bond, FGIC	5.000%	12/1/2018	Aa3		150,000	150,497
Minster Local School District, G.O. Bond, FSA	4.250%	12/1/2018	Aaa		250,000	244,633
Mississinawa Valley Local School District, Classroom Facilities, Prerefunded Balance, G.O. Bond, FSA	5.750%	12/1/2022	Aaa		205,000	222,249
New Albany Plain Local School District, Prerefunded Balance, G.O. Bond, FGIC	5.000%	12/1/2025	Aa2		45,000	47,765
New Albany Plain Local School District, Prerefunded Balance, G.O. Bond, FGIC	5.000%	12/1/2029	Aa2		95,000	100,838
New Albany Plain Local School District, Unrefunded Balance, G.O. Bond, FGIC	5.000%	12/1/2029	Aa2		130,000	120,844
New Albany Plain Local School District, Prerefunded Balance, G.O. Bond, FGIC	5.000%	12/1/2025	Aa2		85,000	90,223
New Albany Plain Local School District, Unrefunded Balance, G.O. Bond, FGIC	5.000%	12/1/2025	Aa2		185,000	175,978
North Royalton, G.O. Bond	5.250%	12/1/2028	Aa3		1,025,000	1,000,021
Ohio State, Infrastructure Impt., Series A, G.O. Bond	5.000%	3/1/2017	Aa1		250,000	261,978
Ohio State Water Development Authority, Pure Water, Series I, Revenue Bond, AMBAC	6.000%	12/1/2016	Aaa		40,000	43,392
Ohio State Water Development Authority, Pollution Control, Revenue Bond	5.250%	12/1/2015	Aaa		200,000	217,320
Olentangy Local School District, Series A, G.O. Bond, FSA	4.500%	12/1/2032	Aaa		800,000	680,960
Orange City School District, Prerefunded Balance, G.O. Bond	5.000%	12/1/2023	Aaa		305,000	313,494
Orange City School District, G.O. Bond	4.500%	12/1/2023	Aaa		500,000	451,845
Painesville City School District, School Impt., G.O. Bond, FGIC	4.500%	12/1/2025	A2		170,000	148,240
Pickerington Local School District, G.O. Bond, MBIA	4.300%	12/1/2024	A2		300,000	258,966
Plain Local School District, G.O. Bond, FGIC	5.000%	12/1/2030	A	[2]	140,000	127,578
Sidney City School District, School Impt., Prerefunded Balance, Series B, G.O. Bond, FGIC	5.100%	12/1/2019	A2		150,000	160,848
South-Western City School District, Franklin & Pickway County, Prerefunded Balance, G.O. Bond, AMBAC	4.750%	12/1/2026	Aa3		175,000	179,757
South-Western City School District, Franklin & Pickway County, G.O. Bond, FSA	4.250%	12/1/2026	Aaa		600,000	502,242
Springboro Community City School District, School Impt., Prerefunded Balance, G.O. Bond, MBIA	5.000%	12/1/2025	A2		280,000	300,404
Sugarcreek, Local School District, School Impt., G.O. Bond, FSA	4.250%	12/1/2031	Aaa		750,000	609,300
Tallmadge City School District, School Facilities, G.O. Bond, FSA	5.000%	12/1/2031	AAA	[2]	200,000	189,988
Tecumseh Local School District, School Impt., G.O. Bond, FGIC	4.750%	12/1/2027	A3		195,000	173,343
Trotwood-Madison City School District, School Impt., G.O. Bond, FSA	4.250%	12/1/2022	Aaa		250,000	220,180
Troy, G.O. Bond	4.750%	12/1/2024	Aa2		250,000	236,735
Troy City School District, School Impt., G.O. Bond, FSA	4.000%	12/1/2014	Aaa		250,000	254,190
Van Buren Local School District, School Facilities Construction & Impt., G.O. Bond, FSA	5.250%	12/1/2016	Aaa		300,000	313,134
Vandalia, G.O. Bond, AMBAC	5.000%	12/1/2015	Aa3		235,000	245,838
Washington Court House City School District, School Impt., G.O. Bond, FGIC	5.000%	12/1/2029	A3		500,000	452,680
Westerville City School District, Prerefunded Balance, G.O. Bond, MBIA	5.000%	12/1/2027	Aa3		200,000	209,880
Wood County, G.O. Bond	5.400%	12/1/2013	Aa3		30,000	30,034
Wyoming City School District, Prerefunded Balance, Series B, G.O. Bond, FGIC	5.150%	12/1/2027	Aa3		300,000	304,113

TOTAL INVESTMENTS - 99.3% (Identified Cost $24,720,614)						23,050,766
OTHER ASSETS, LESS LIABILITIES - 0.7%						172,486

NET ASSETS - 100%						$23,223,252

KEY:

G.O. Bond - General Obligation Bond

Impt. - Improvement

Investment Portfolio - September 30, 2008 (unaudited)

Scheduled principal and interest payments are guaranteed by:

AMBAC (AMBAC Assurance Corp.)

FGIC (Financial Guaranty Insurance Co.)

FSA (Financial Security Assurance)

MBIA (MBIA, Inc.)

The insurance does not guarantee the market value of the municipal bonds.

[1]	Credit ratings from Moody’s (unaudited).
[2]	Credit ratings from S&P (unaudited).

The Series’ portfolio holds, as a percentage of net assets, greater than 10% in bonds insured by the following companies: FSA - 31.3%; MBIA - 24.1%; FGIC - 17.3%.

Federal Tax Information:

On September 30, 2008, the identified cost of investments for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized depreciation were as follows:

Cost for federal income tax purposes	$24,688,388

Unrealized appreciation	$261,945
Unrealized depreciation	(1,899,567)

Net unrealized depreciation	$(1,637,622)

FAS 157 Information:

In September 2006, FASB Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”) was issued, effective for fiscal years beginning after November 15, 2007. This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of fair value measurements. FAS 157 became effective for the Series as of January 1, 2008, the beginning of its current fiscal year. The three levels of the fair value hierarchy under FAS 157 are described below:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments.)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Series’ assets as of September 30, 2008:

Valuation Inputs	Investments In Securities	Other Financial Instruments*
Level 1 – Quoted Prices	$—	$—
Level 2 – Other Significant Observable Inputs	23,050,766	—
Level 3 – Significant Unobservable Inputs	—	—
Total	$23,050,766	$—

*	Other financial instruments are derivative instruments not reflected in the Investment Portfolio, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument. As of September 30, 2008, the Series does not have any derivative instruments.

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.

Investment Portfolio - September 30, 2008 (unaudited)

Core Bond Series	Credit Rating[1] (unaudited)		Principal Amount/ Shares	Value
CORPORATE BONDS - 46.8%
Convertible Corporate Bonds - 3.6%
Consumer Discretionary - 0.7%
Hotels, Restaurants & Leisure - 0.7%
Carnival Corp., 2.00%, 4/15/2021	A3		$305,000	$312,625

Health Care - 1.2%
Biotechnology - 1.0%
Amgen, Inc., 0.375%, 2/1/2013	A3		515,000	463,500

Health Care Equipment & Supplies - 0.2%
Medtronic, Inc., 1.625%, 4/15/2013	A1		120,000	119,400

Total Health Care				582,900

Information Technology - 1.7%
Computers and Peripherals - 0.8%
EMC Corp., 1.75%, 12/1/2013	A	[2]	395,000	383,644

Software - 0.9%
Amdocs Ltd., 0.50%, 3/15/2024 (Guernsey)	Baa3		465,000	452,212

Total Information Technology				835,856

Total Convertible Corporate Bonds
(Identified Cost $1,950,260)				1,731,381

Non-Convertible Corporate Bonds - 43.2%
Consumer Discretionary - 6.9%
Hotels Restaurants & Leisure - 1.0%
McDonald’s Corp., 5.80%, 10/15/2017	A3		480,000	477,326

Media - 2.5%
AOL Time Warner (now known as Time Warner, Inc.), 7.625%, 4/15/2031	Baa2		510,000	442,864
Comcast Corp., 6.50%, 11/15/2035	Baa2		570,000	475,907
The Walt Disney Co., 7.00%, 3/1/2032	A2		280,000	289,160

				1,207,931

Multiline Retail - 1.0%
Target Corp., 5.875%, 3/1/2012	A2		485,000	493,847

Specialty Retail - 1.4%
Home Depot, Inc., 5.40%, 3/1/2016	Baa1		405,000	344,379
Lowe’s Companies, Inc., 8.25%, 6/1/2010	A1		300,000	318,561

				662,940

Textiles, Apparel & Luxury Goods - 1.0%
VF Corp.[3], 5.95%, 11/1/2017	A3		485,000	450,652

Total Consumer Discretionary				3,292,696

Consumer Staples - 4.0%
Beverages - 1.1%
Pepsico, Inc., 5.00%, 6/1/2018	Aa2		515,000	497,231

Food & Staples Retailing - 0.9%
The Kroger Co., 7.25%, 6/1/2009	Baa2		215,000	216,914
The Kroger Co., 5.50%, 2/1/2013	Baa2		230,000	223,863

				440,777

Food Products - 2.0%
General Mills, 6.00%, 2/15/2012	Baa1		465,000	473,977
Kraft Foods Inc., 6.125%, 2/1/2018	Baa2		510,000	477,756

				951,733

Total Consumer Staples				1,889,741

Energy - 1.6%
Oil, Gas & Consumable Fuels - 1.6%
Anadarko Petroleum Corp., 5.95%, 9/15/2016	Baa3		455,000	418,197
Apache Corp., 6.90%, 9/15/2018	A3		355,000	355,520

Total Energy				773,717

Financials - 13.2%
Capital Markets - 4.1%

Investment Portfolio - September 30, 2008 (unaudited)

Core Bond Series	Credit Rating[1] (unaudited)	Principal Amount/ Shares	Value
The Goldman Sachs Group, Inc., 3.875%, 1/15/2009	Aa3	250,000	245,532
The Goldman Sachs Group, Inc., 6.345%, 2/15/2034	A1	640,000	420,525
Lehman Brothers Holdings, Inc., 2.90688%, 11/16/2009[4]	B3	240,000	30,000
Lehman Brothers Holdings, Inc.[5], 6.50%, 7/19/2017	Caa2	369,000	461
Merrill Lynch & Co., Inc., 4.125%, 9/10/2009	A2	350,000	335,980
Merrill Lynch & Co., Inc., 6.11%, 1/29/2037	A3	230,000	159,670
Morgan Stanley, 3.875%, 1/15/2009	A1	450,000	414,008
Morgan Stanley, 5.55%, 4/27/2017	A1	542,000	336,002

			1,942,178

Commercial Banks - 5.2%
Manufacturers & Traders Trust Co., 6.625%, 12/4/2017	A2	495,000	411,586
PNC Bank National Association, 5.25%, 1/15/2017	A1	810,000	704,388
U.S. Bank National Association, 6.375%, 8/1/2011	Aa2	625,000	630,891
Wachovia Corp., 6.375%, 2/1/2009	A2	115,000	110,350
Wachovia Corp., 3.625%, 2/17/2009	A1	275,000	261,108
Wachovia Corp., 5.25%, 8/1/2014	A2	590,000	361,779

			2,480,102

Consumer Finance - 0.8%
Toyota Motor Credit Corp., 10.00%, 5/4/2022	Aaa	400,000	399,500

Diversified Financial Services - 0.7%
Bank of America Corp. Capital Trust VI, 5.625%, 3/8/2035	Aa3	455,000	347,347

Insurance - 2.4%
Ambac Financial Group, Inc., 5.95%, 12/5/2035	A3	820,000	313,001
American International Group, Inc., 4.25%, 5/15/2013	A3	660,000	377,339
International Lease Financial AIG, 3.50%, 4/1/2009	Baa1	500,000	449,597

			1,139,937

Total Financials			6,309,064

Health Care - 2.5%
Pharmaceuticals - 2.5%
Abbott Laboratories, 3.50%, 2/17/2009	A1	265,000	264,425
Johnson & Johnson, 5.15%, 7/15/2018	Aaa	500,000	491,275
Wyeth, 6.50%, 2/1/2034	A3	420,000	418,916

Total Health Care			1,174,616

Industrials - 6.4%
Aerospace & Defense - 0.7%
Boeing Capital Corp., 6.50%, 2/15/2012	A2	310,000	329,417

Air Freight & Logistics - 0.9%
FedEx Corp., 3.50%, 4/1/2009	Baa2	210,000	208,399
United Parcel Service, Inc., 5.50%, 1/15/2018	Aa2	210,000	207,282

			415,681

Airlines - 0.9%
Southwest Airlines Co., 5.25%, 10/1/2014	Baa1	475,000	437,254

Industrial Conglomerates - 1.7%
General Electric Capital Corp., 6.75%, 3/15/2032	Aaa	570,000	475,771
General Electric Co., 5.25%, 12/6/2017	Aaa	370,000	323,762

			799,533

Machinery - 0.4%
John Deere Capital Corp., 5.50%, 4/13/2017	A2	225,000	208,606

Road & Rail - 1.8%
CSX Corp., 6.00%, 10/1/2036	Baa3	705,000	535,790
Union Pacific Corp., 5.65%, 5/1/2017	Baa2	340,000	315,540

			851,330

Total Industrials			3,041,821

Information Technology - 3.3%
Communications Equipment - 2.3%
Cisco Systems, Inc., 5.25%, 2/22/2011	A1	205,000	209,271
Cisco Systems, Inc., 5.50%, 2/22/2016	A1	450,000	432,415
Corning, Inc., 6.20%, 3/15/2016	Baa1	475,000	458,622

			1,100,308

Investment Portfolio - September 30, 2008 (unaudited)

Core Bond Series	Credit Rating[1] (unaudited)		Principal Amount/ Shares	Value
Computers & Peripherals - 1.0%
IBM Corp., 5.70%, 9/14/2017	A1		500,000	484,339

Total Information Technology				1,584,647

Materials - 1.5%
Chemicals - 1.0%
Dupont EI Nemour, 6.00%, 7/15/2018	A2		500,000	488,063

Metals & Mining - 0.5%
Alcoa, Inc., 5.87%, 2/23/2022	Baa1		250,000	215,349

Total Materials				703,412

Utilities - 3.8%
Electric Utilities - 2.1%
American Electric Power Co., Inc., 5.375%, 3/15/2010	Baa2		465,000	467,823
Exelon Generation Co. LLC, 5.35%, 1/15/2014	A3		580,000	525,758

				993,581

Multi-Utilities - 1.7%
CenterPoint Energy Resources Corp., 7.875%, 4/1/2013	Baa3		335,000	343,861
Duke Energy Field Services LLC (now known as DCP Midstream LLC), 7.875%, 8/16/2010	Baa2		280,000	286,720
Sempra Energy, 7.95%, 3/1/2010	Baa1		210,000	216,493

				847,074

Total Utilities				1,840,655

Total Non-Convertible Corporate Bonds (Identified Cost $23,685,455)				20,610,369

TOTAL CORPORATE BONDS (Identified Cost $25,635,715)				22,341,750

PREFERRED STOCKS - 1.0%
Financials - 1.0%
Commerical Banks - 0.4%
PNC Financial Services Group, Inc. - Series K	A3		125,000	117,043
Wachovia Corp. - Series K	A3		125,000	52,243

				169,286

Diversified Financial Services - 0.6%
Bank of America Corp. - Series K	A1		125,000	98,983
Citigroup, Inc., - Series E	A2		125,000	85,082
JPMorgan Chase & Co. - Series 1	A1		125,000	105,235

				289,300

TOTAL PREFERRED STOCKS (Identified Cost $545,646)				458,586

ASSET BACKED SECURITIES - 1.0%
College Loan Corporation Trust, 2.91%, 4/25/2016[6]	Aaa		250,000	247,500
Nelnet Student Loan Corporation, 2.8406%, 11/25/2013[6]	Aaa		259,057	255,171

TOTAL ASSET BACKED SECURITIES (Identified Cost $507,027)				502,671

MUNICIPAL BONDS - 2.0%
Burleson Texas Independent School District, School Building, G.O. Bond, 5.00%, 8/1/2038	Aaa		250,000	229,705
Canyon Independent School District, G.O. Bond, 4.50%, 2/15/2030	AAA	[2]	100,000	85,230
Chapel Hill Texas Independent School District, School Building, G.O. Bond, 4.50%, 8/15/2032	Aaa		100,000	84,767
Commerce Independent School District, School Building, G.O. Bond, 4.50%, 8/15/2037	Aaa		100,000	83,913
Harlandale Independent School District, School Building, G.O. Bond, 4.75%, 8/15/2036	Aaa		100,000	86,806
Katy Texas Independent School District, School Building, Series B, G.O. Bond, 4.50%, 2/15/2031	Aaa		100,000	84,872
Keller Independent School District, School Building, G.O. Bond, 4.75%, 8/15/2032	Aaa		100,000	88,157
Spring Hill Texas Independent School District, School Building, G.O Bond, 5.00%, 2/15/2038	AAA	[2]	250,000	229,833

TOTAL MUNICIPAL BONDS (Identified Cost $1,069,364)				973,283

MUTUAL FUNDS- 3.1%
iShares iBoxx Investment Grade Corporate Bond Fund (Identified Cost $1,531,856)			16,350	1,468,066

Investment Portfolio - September 30, 2008 (unaudited)

Core Bond Series	Credit Rating[1] (unaudited)	Principal Amount/ Shares	Value
U.S. GOVERNMENT AGENCIES - 45.2%
Mortgage-Backed Securities - 45.2%
Fannie Mae, Pool #762352, 5.00%, 4/1/2019		15,132	15,134
Fannie Mae, Pool #255274, 5.00%, 6/1/2019		14,474	14,476
Fannie Mae, Pool #795855, 5.50%, 9/1/2019		236,956	240,180
Fannie Mae, Pool #840165, 4.50%, 11/1/2020		142,148	139,169
Fannie Mae, Pool #813938, 4.50%, 12/1/2020		163,889	160,455
Fannie Mae, Pool #256114, 4.50%, 1/1/2021		345,034	337,803
Fannie Mae, Pool #881624, 4.50%, 1/1/2021		374,139	366,299
Fannie Mae, Pool #902047, 5.00%, 11/1/2021		887,083	882,517
Fannie Mae, Pool #912409, 5.00%, 2/1/2022		132,319	131,638
Fannie Mae, Pool #254375, 6.50%, 7/1/2022		3,367	3,482
Fannie Mae, Pool #786281, 6.50%, 7/1/2034		284,250	292,635
Fannie Mae, Pool #745147, 4.50%, 12/1/2035		11,439	10,838
Fannie Mae, Pool #872535, 6.50%, 6/1/2036		649,238	666,462
Fannie Mae, Pool #898299, 6.50%, 10/1/2036		685,388	703,571
Fannie Mae, Pool #899393, 6.00%, 4/1/2037		1,922,902	1,949,771
Federal Home Loan Mortgage Corp., Pool #M90974, 4.50%, 3/1/2010		54,901	55,491
Federal Home Loan Mortgage Corp., Pool #B16835, 5.50%, 10/1/2019		213,589	216,161
Federal Home Loan Mortgage Corp., Pool #G11896, 4.50%, 1/1/2021		971,487	949,914
Federal Home Loan Mortgage Corp., Pool #G12419, 5.00%, 10/1/2021		168,234	167,075
Federal Home Loan Mortgage Corp., Pool #G18168, 5.00%, 2/1/2022		731,728	726,072
Federal Home Loan Mortgage Corp., Pool #G18182, 5.50%, 5/1/2022		615,173	619,758
Federal Home Loan Mortgage Corp., Pool #G12833, 4.50%, 9/1/2022		1,391,283	1,355,606
Federal Home Loan Mortgage Corp., Pool #J06711, 5.00%, 1/1/2023		1,620,718	1,608,188
Federal Home Loan Mortgage Corp., Pool #G12966, 5.50%, 1/1/2023		823,709	829,848
Federal Home Loan Mortgage Corp., Pool #J07470, 4.00%, 3/1/2023		1,956,537	1,862,343
Federal Home Loan Mortgage Corp., Pool #G13136, 4.50%, 5/1/2023		943,455	918,967
Federal Home Loan Mortgage Corp., Pool #A52716, 6.50%, 10/1/2036		1,342,145	1,377,930
Federal Home Loan Mortgage Corp., Pool #A62373, 5.00%, 6/1/2037		2,931,407	2,857,317
GNMA, Pool #487193, 5.00%, 4/15/2020		72,054	73,079
GNMA, Pool #563559, 6.50%, 4/15/2032		46,954	48,302
GNMA, Pool #631703, 6.50%, 9/15/2034		75,645	77,674
GNMA, Pool #683118, 4.50%, 3/15/2038		1,984,449	1,894,777

TOTAL U.S. GOVERNMENT AGENCIES (Identified Cost $21,522,327)			21,552,932

SHORT-TERM INVESTMENTS - 2.9%
Dreyfus Treasury and Agency Cash Management - Institutional Shares (Identified Cost $1,367,628)		1,367,628	1,367,628

TOTAL INVESTMENTS - 102.0% (Identified Cost $52,179,563)			48,664,916
LIABILITIES, LESS OTHER ASSETS - (2.0%)			(951,860)

NET ASSETS - 100%			$47,713,056

Key:

G.O. Bond - General Obligation Bond

[1]	Credit ratings from Moody’s (unaudited).
[2]	Credit ratings from S&P (unaudited).
[3]	This security has been fair valued.
[4]

The coupon rate is a floating rate and is subject to change quarterly. The coupon rate stated is the rate as of September 30, 2008. The issuer is in default of certain debt covenants and has missed its most recent interest payment. Income is not being accrued.

[5]	This issuer is in default of certain debt covenants. Income is not being accrued.
[6]	The coupon rate is a floating rate and is subject to change quarterly. The coupon rate stated is the rate as of September 30, 2008.

Federal Tax Information:

On September 30, 2008, the identified cost of investments for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized depreciation were as follows:

Cost for federal income tax purposes	$52,179,563

Unrealized appreciation	$154,949
Unrealized depreciation	(3,669,596)

Net unrealized depreciation	$(3,514,647)

Investment Portfolio - September 30, 2008 (unaudited)

FAS 157 Information:

In September 2006, FASB Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”) was issued, effective for fiscal years beginning after November 15, 2007. This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of fair value measurements. FAS 157 became effective for the Series as of January 1, 2008, the beginning of its current fiscal year. The three levels of the fair value hierarchy under FAS 157 are described below:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments.)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Series’ assets as of September 30, 2008:

Valuation Inputs	Investments In Securities	Other Financial Instruments*
Level 1 – Quoted Prices	$3,294,280	$—
Level 2 – Other Significant Observable Inputs	44,867,965	—
Level 3 – Significant Unobservable Inputs	502,671	—
Total	$48,664,916	$—

*	Other financial instruments are derivative instruments not reflected in the Investment Portfolio, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument. As of September 30, 2008, the Series does not have any derivative instruments.

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.

Investment Portfolio - September 30, 2008 (unaudited)

Core Plus Bond Series	Credit Rating[1] (unaudited)		Principal Amount/ Shares	Value
CORPORATE BONDS - 44.97%
Convertible Corporate Bonds - 3.81%
Consumer Discretionary - 0.90%
Hotels, Restaurants & Leisure - 0.46%
Carnival Corp., 2.00%, 4/15/2021	A3		$1,250,000	$1,281,250

Media - 0.44%
Charter Communications, Inc., 6.50%, 10/1/2027	Ca		4,272,000	1,222,860

Total Consumer Discretionary				2,504,110

Health Care - 1.15%
Biotechnology - 0.91%
Amgen, Inc., 0.375%, 2/1/2013	A3		2,830,000	2,547,000

Health Care Equipment & Supplies - 0.24%
Medtronic, Inc., 1.625%, 4/15/2013	A1		665,000	661,675

Total Health Care				3,208,675

Industrials - 0.50%
Airlines - 0.50%
JetBlue Airways Corp., 3.75%, 3/15/2035	Ca		1,900,000	1,396,500

Information Technology - 1.26%
Computers & Peripherals - 0.59%
EMC Corp., 1.75%, 12/1/2013	A	[2]	1,685,000	1,636,556

Software - 0.67%
Amdocs Ltd., 0.50%, 3/15/2024 (Guernsey)	Baa3		1,930,000	1,876,925

Total Information Technology				3,513,481

Total Convertible Corporate Bonds (Identified Cost $14,443,017)				10,622,766

Non-Convertible Corporate Bonds - 41.16%
Consumer Discretionary - 7.25%
Automobiles - 0.93%
Ford Motor Credit Co. LLC, 5.625%, 10/1/2008	WR	[3]	2,590,000	2,589,440

Hotels, Restaurants & Leisure - 0.95%
McDonald’s Corp., 5.80%, 10/15/2017	A3		2,655,000	2,640,209

Media - 2.41%
AOL Time Warner (now known as Time Warner, Inc.), 7.625%, 4/15/2031	Baa2		2,725,000	2,366,281
Comcast Corp., 6.50%, 11/15/2035	Baa2		3,105,000	2,592,439
The Walt Disney Co., 7.00%, 3/1/2032	A2		1,720,000	1,776,272

				6,734,992

Multiline Retail - 0.74%
Target Corp., 5.875%, 3/1/2012	A2		2,020,000	2,056,849

Specialty Retail - 1.28%
Home Depot, Inc., 5.40%, 3/1/2016	Baa1		2,355,000	2,002,499
Lowe’s Companies, Inc., 8.25%, 6/1/2010	A1		1,470,000	1,560,950

				3,563,449

Textiles, Apparel & Luxury Goods - 0.94%
VF Corp.[4], 5.95%, 11/1/2017	A3		2,815,000	2,615,642

Total Consumer Discretionary				20,200,581

Consumer Staples - 4.82%
Beverages - 1.71%
The Coca-Cola Co., 5.35%, 11/15/2017	Aa3		2,000,000	1,977,176
Pepsico, Inc., 5.00%, 6/1/2018	Aa2		2,880,000	2,780,631

				4,757,807

Food & Staples Retailing - 1.12%
The Kroger Co., 7.25%, 6/1/2009	Baa2		775,000	781,899
The Kroger Co., 6.80%, 4/1/2011	Baa2		775,000	798,003
The Kroger Co.[4], 6.75%, 4/15/2012	Baa2		1,500,000	1,530,570

				3,110,472

Investment Portfolio - September 30, 2008 (unaudited)

Core Plus Bond Series	Credit Rating[1] (unaudited)	Principal Amount/ Shares	Value
Food Products - 1.98%
General Mills, 6.00%, 2/15/2012	Baa1	2,710,000	2,762,319
Kraft Foods Inc., 6.125%, 2/1/2018	Baa2	2,955,000	2,768,176

			5,530,495

Household Products - 0.01%
The Procter & Gamble Co., 4.85%, 12/15/2015	Aa3	25,000	25,058

Total Consumer Staples			13,423,832

Energy - 2.00%
Oil, Gas & Consumable Fuels - 2.00%
Anadarko Petroleum Corp., 5.95%, 9/15/2016	Baa3	1,015,000	932,902
Apache Corp., 6.90%, 9/15/2018	A3	2,050,000	2,053,001
Arch Western Finance LLC, 6.75%, 7/1/2013	B1	2,745,000	2,580,300

Total Energy			5,566,203

Financials - 11.20%
Capital Markets - 4.01%
The Goldman Sachs Group, Inc., 3.875%, 1/15/2009	Aa3	1,750,000	1,718,726
The Goldman Sachs Group, Inc., 6.345%, 2/15/2034	A1	3,450,000	2,266,895
Lehman Brothers Holdings, Inc.[5], 2.90688%, 11/16/2009	B3	1,155,000	144,375
Lehman Brothers Holdings, Inc.[6], 6.50%, 7/19/2017	Caa2	2,013,000	2,516
Merrill Lynch & Co., Inc., 4.125%, 9/10/2009	A2	2,150,000	2,063,875
Merrill Lynch & Co., Inc., 6.11%, 1/29/2037	A3	1,145,000	794,877
Morgan Stanley, 3.875%, 1/15/2009	A1	2,550,000	2,346,046
Morgan Stanley, 5.55%, 4/27/2017	A1	2,954,000	1,831,273

			11,168,583

Commercial Banks - 3.60%
Manufacturers & Traders Trust Co., 6.625%, 12/4/2017	A2	2,505,000	2,082,872
PNC Bank National Association, 5.25%, 1/15/2017	A1	4,810,000	4,182,848
U.S. Bank National Association, 6.375%, 8/1/2011	Aa2	85,000	85,801
Wachovia Corp., 3.625%, 2/17/2009	A1	1,725,000	1,637,856
Wachovia Corp., 5.25%, 8/1/2014	A2	3,340,000	2,048,038

			10,037,415

Consumer Finance - 0.86%
Toyota Motor Credit Corp., 10.00%, 5/4/2022	Aaa	2,400,000	2,397,000

Diversified Financial Services - 0.77%
CIT Group, Inc., 3.875%, 11/3/2008	Baa1	2,150,000	2,140,434

Insurance - 1.96%
Ambac Financial Group, Inc., 5.95%, 12/5/2035	A3	4,465,000	1,704,331
American International Group, Inc., 4.25%, 5/15/2013	A3	1,840,000	1,051,976
International Lease Financial AIG, 3.50%, 4/1/2009	Baa1	3,000,000	2,697,582

			5,453,889

Total Financials			31,197,321

Health Care - 2.28%
Pharmaceuticals - 2.28%
Abbott Laboratories, 3.50%, 2/17/2009	A1	1,305,000	1,302,167
Abbott Laboratories, 5.875%, 5/15/2016	A1	500,000	498,794
Johnson & Johnson, 5.15%, 7/15/2018	Aaa	2,500,000	2,456,375
Wyeth, 6.50%, 2/1/2034	A3	2,100,000	2,094,580

Total Health Care			6,351,916

Industrials - 6.55%
Aerospace & Defense - 0.45%
Boeing Capital Corp., 6.50%, 2/15/2012	A2	1,175,000	1,248,597

Air Freight & Logistics - 1.45%
FedEx Corp., 3.50%, 4/1/2009	Baa2	1,310,000	1,300,010
United Parcel Service, Inc., 5.50%, 1/15/2018	Aa2	2,790,000	2,753,889

			4,053,899

Investment Portfolio - September 30, 2008 (unaudited)

Core Plus Bond Series	Credit Rating[1] (unaudited)	Principal Amount/ Shares	Value
Airlines - 0.87%
Southwest Airlines Co., 5.25%, 10/1/2014		2,630,000	2,421,004

Industrial Conglomerates - 1.73%
General Electric Capital Corp., 6.75%, 3/15/2032	Aaa	1,460,000	1,218,642
General Electric Co., 5.25%, 12/6/2017	Aaa	4,100,000	3,587,631

			4,806,273

Machinery - 0.41%
John Deere Capital Corp., 5.50%, 4/13/2017	A2	1,240,000	1,149,651

Road & Rail - 1.64%
CSX Corp., 6.00%, 10/1/2036	Baa3	3,725,000	2,830,948
Union Pacific Corp., 5.65%, 5/1/2017	Baa2	1,870,000	1,735,468

			4,566,416

Total Industrials			18,245,840

Information Technology - 2.81%
Communications Equipment - 1.94%
Cisco Systems, Inc., 5.50%, 2/22/2016	A1	3,040,000	2,921,206
Corning, Inc., 6.20%, 3/15/2016	Baa1	2,590,000	2,500,697

			5,421,903

Computers & Peripherals - 0.87%
IBM Corp., 5.70%, 9/14/2017	A1	2,500,000	2,421,695

Total Information Technology			7,843,598

Materials - 1.52%
Chemicals - 1.05%
Dupont EI Nemour, 6.00%, 7/15/2018	A2	3,000,000	2,928,378

Metals & Mining - 0.47%
Alcoa, Inc., 5.87%, 2/23/2022	Baa1	1,505,000	1,296,403

Total Materials			4,224,781

Utilities - 2.73%
Electric Utilities - 2.43%
Allegheny Energy Supply Co. LLC[7,8], 8.25%, 4/15/2012	Ba1	1,180,000	1,191,800
American Electric Power Co., Inc., 5.375%, 3/15/2010	Baa2	2,510,000	2,525,236
Exelon Generation Co. LLC, 5.35%, 1/15/2014	A3	3,355,000	3,041,240

			6,758,276

Multi-Utilities - 0.30%
CenterPoint Energy Resources Corp., 7.875%, 4/1/2013	Baa3	770,000	790,367
Duke Energy Field Services LLC (now known as DCP Midstream LLC), 7.875%, 8/16/2010	Baa2	30,000	30,720
Sempra Energy, 7.95%, 3/1/2010	Baa1	30,000	30,928

			852,015

Total Utilities			7,610,291

Total Non-Convertible Corporate Bonds (Identified Cost $129,743,184)			114,664,363

TOTAL CORPORATE BONDS (Identified Cost $144,186,201)			125,287,129

PREFERRED STOCKS - 1.18%
Energy - 0.23%
Oil, Gas & Consumable Fuels - 0.23%
Edge Petroleum Corp. - Series A		35,050	629,848

Financials - 0.95%
Commercial Banks - 0.35%
PNC Financial Services Group, Inc. - Series K	A3	725,000	678,846
Wachovia Corp. - Series K	A3	725,000	303,007

			981,853

Diversified Financial Services - 0.60%
Bank of America Corp. - Series K	A1	725,000	574,104
Citigroup, Inc. - Series E	A2	725,000	493,479
JPMorgan Chase & Co. - Series 1	A1	725,000	610,363

			1,677,946

Total Financials			2,659,799

Investment Portfolio - September 30, 2008 (unaudited)

Core Plus Bond Series	Credit Rating[1] (unaudited)		Principal Amount/ Shares	Value
TOTAL PREFERRED STOCKS (Identified Cost $4,506,689)				3,289,647

ASSET-BACKED SECURITIES - 1.69%
College Loan Corp. Trust, 2.91%, 4/25/2016[10]	Aaa		1,750,000	1,732,500
Nelnet Student Loan Corp., 2.84063%, 11/25/2013[10]	Aaa		1,812,292	1,785,107
SLM Student Loan Trust, 2.95875%, 3/15/2017[10]	Aaa		852,645	835,459
Terra 2007-1A B1 Static Synthetic CDO[7,9,10], 4.20375%, 3/20/2015	BBB	[2]	1,000,000	346,900

TOTAL ASSET-BACKED SECURITIES (Identified Cost $5,380,568)				4,699,966

MUNICIPAL SECURITIES - 3.95%
Beaumont Independent School District, G.O. Bond, 5.00%, 2/15/2033	Aaa		1,850,000	1,717,151
Burleson Independent School District, G.O. Bond, 5.00%, 8/1/2038	Aaa		2,000,000	1,837,640
Canyon Independent School District, G.O. Bond, 4.50%, 2/15/2030	AAA	[2]	500,000	426,150
Central Puget Sound Regional Transportation Authority, Series A, Revenue Bond, 5.00%, 11/1/2034	Aaa		1,300,000	1,215,565
Chapel Hill Independent School District, School Building, G.O. Bond, 4.50%, 8/15/2032	Aaa		500,000	423,835
Commerce Independent School District, School Building, G.O. Bond, 4.50%, 8/15/2037	Aaa		500,000	419,565
El Paso County Hospital District, Series A, G.O Bond, 5.00%, 8/15/2037	AAA	[2]	1,000,000	907,910
Harlandale Independent School District, School Building, G.O. Bond, 4.75%, 8/15/2036	Aaa		500,000	434,030
Katy Independent School District, School Building, G.O. Bond, 4.50%, 2/15/2031	Aaa		500,000	424,360
Keller Independent School District, School Building, G.O. Bond, 4.75%, 8/15/2032	Aaa		500,000	440,785
Prosper Independent School District, G.O. Bond, 5.00%, 2/15/2041	AAA	[2]	1,000,000	912,100
Spring Hill Independent School District, G.O. Bond, 5.00%, 2/15/2038	AAA	[2]	2,000,000	1,838,660

TOTAL MUNICIPAL SECURITIES (Identified Cost $11,910,652)				10,997,751

MUTUAL FUNDS - 4.11%
iShares iBoxx Investment Grade Corporate Bond Fund (Identified Cost $11,851,421)			127,680	11,464,387

U.S. GOVERNMENT AGENCIES - 42.14%
Mortgage-Backed Securities - 42.14%
Fannie Mae, Pool #244510, 5.50%, 12/1/2008			290	291
Fannie Mae, Pool #050972, 5.50%, 1/1/2009			754	759
Fannie Mae, Pool #190549, 5.50%, 1/1/2009			491	493
Fannie Mae, Pool #663794, 5.50%, 9/1/2017			80,661	82,111
Fannie Mae, Pool #555389, 5.50%, 4/1/2018			393,922	401,004
Fannie Mae, Pool #697020, 5.50%, 5/1/2018			27,569	28,013
Fannie Mae, Pool #741610, 5.50%, 9/1/2018			287,267	291,893
Fannie Mae, Pool #761280, 5.50%, 2/1/2019			94,616	95,903
Fannie Mae, Pool #725793, 5.50%, 9/1/2019			449,686	456,927
Fannie Mae, Pool #815122, 5.50%, 4/1/2020			94,906	95,930
Fannie Mae, Pool #829068, 4.50%, 8/1/2020			82,966	81,227
Fannie Mae, Pool #825922, 4.50%, 9/1/2020			613,187	600,337
Fannie Mae, Pool #829070, 4.50%, 9/1/2020			72,589	71,068
Fannie Mae, Pool #829702, 4.50%, 10/1/2020			86,335	84,526
Fannie Mae, Pool #844909, 4.50%, 10/1/2020			81,695	79,983
Fannie Mae, Pool #813954, 4.50%, 12/1/2020			719,264	704,191
Fannie Mae, Pool #837186, 4.50%, 12/1/2020			246,392	241,229
Fannie Mae, Pool #256114, 4.50%, 1/1/2021			173,117	169,489
Fannie Mae, Pool #852931, 4.50%, 4/1/2021			370,578	361,539
Fannie Mae, Pool #869204, 4.50%, 5/1/2021			380,027	370,756
Fannie Mae, Pool #256543, 5.00%, 11/1/2021			596,515	593,445
Fannie Mae, Pool #900880, 5.00%, 12/1/2021			642,136	638,831
Fannie Mae, Pool #904409, 5.00%, 12/1/2021			568,890	565,962
Fannie Mae, Pool #905666, 5.00%, 12/1/2021			259,750	258,413
Fannie Mae, Pool #906708, 5.00%, 12/1/2021			675,199	671,724
Fannie Mae, Pool #907113, 5.00%, 12/1/2021			598,800	595,718
Fannie Mae, Pool #899017, 5.00%, 1/1/2022			610,629	607,486
Fannie Mae, Pool #818020, 4.50%, 2/1/2022			1,052,909	1,027,002
Fannie Mae, Pool #912557, 4.50%, 2/1/2022			994,953	970,471
Fannie Mae, Pool #909352, 5.00%, 2/1/2022			20,966	20,841
Fannie Mae, Pool #912415, 5.00%, 2/1/2022			647,711	644,378

Investment Portfolio - September 30, 2008 (unaudited)

Core Plus Bond Series	Credit Rating[1] (unaudited)	Principal Amount/ Shares	Value
Fannie Mae, Pool #741552, 6.50%, 9/1/2033		364,942	376,392
Fannie Mae, Pool #747607, 6.50%, 11/1/2033		80,330	82,850
Fannie Mae, Pool #776452, 6.50%, 1/1/2034		42,088	43,408
Fannie Mae, Pool #765848, 6.50%, 2/1/2034		44,747	46,067
Fannie Mae, Pool #766304, 6.50%, 3/1/2034		59,414	61,166
Fannie Mae, Pool #725686, 6.50%, 7/1/2034		106,735	110,284
Fannie Mae, Pool #782769, 6.50%, 7/1/2034		499,730	514,471
Fannie Mae, Pool #786281, 6.50%, 7/1/2034		48,177	49,598
Fannie Mae, Pool #786692, 6.50%, 8/1/2034		36,701	37,783
Fannie Mae, Pool #799657, 6.50%, 11/1/2034		334,038	343,892
Fannie Mae, Pool #745147, 4.50%, 12/1/2035		69,055	65,423
Fannie Mae, Pool #745876, 6.50%, 9/1/2036		140,681	144,413
Fannie Mae, Pool #900357, 6.50%, 9/1/2036		700,942	719,538
Fannie Mae, Pool #902295, 6.50%, 11/1/2036		1,511,094	1,551,182
Fannie Mae, Pool #905210, 6.50%, 11/1/2036		1,357,064	1,393,066
Fannie Mae, Pool #920084, 6.50%, 11/1/2036		732,374	751,803
Fannie Mae, Pool #894774, 6.50%, 12/1/2036		691,917	710,273
Fannie Mae, Pool #902858, 6.50%, 12/1/2036		1,580,335	1,622,261
Fannie Mae, Pool #899393, 6.00%, 4/1/2037		10,642,694	10,791,406
Federal Home Loan Mortgage Corp., Pool #M90974, 4.50%, 3/1/2010		364,342	368,257
Federal Home Loan Mortgage Corp., Pool #E00593, 5.50%, 11/1/2013		10,385	10,596
Federal Home Loan Mortgage Corp., Pool #E91213, 5.50%, 9/1/2017		63,577	64,620
Federal Home Loan Mortgage Corp., Pool #E01488, 5.00%, 10/1/2018		11,672	11,710
Federal Home Loan Mortgage Corp., Pool #B11112, 5.50%, 11/1/2018		347,289	352,338
Federal Home Loan Mortgage Corp., Pool #B11862, 5.50%, 1/1/2019		179,729	182,343
Federal Home Loan Mortgage Corp., Pool #B16144, 5.50%, 8/1/2019		138,979	140,653
Federal Home Loan Mortgage Corp., Pool #B16835, 5.50%, 10/1/2019		748,993	758,012
Federal Home Loan Mortgage Corp., Pool #J02511, 5.00%, 9/1/2020		164,337	163,563
Federal Home Loan Mortgage Corp., Pool #J00774, 5.00%, 12/1/2020		62,083	61,790
Federal Home Loan Mortgage Corp., Pool #G11896, 4.50%, 1/1/2021		4,767,807	4,661,934
Federal Home Loan Mortgage Corp., Pool #G11981, 5.00%, 4/1/2021		61,252	60,830
Federal Home Loan Mortgage Corp., Pool #J03609, 4.00%, 10/1/2021		221,797	211,186
Federal Home Loan Mortgage Corp., Pool #G18160, 5.00%, 11/1/2021		64,036	63,594
Federal Home Loan Mortgage Corp., Pool #G18156, 5.00%, 12/1/2021		2,702,355	2,683,727
Federal Home Loan Mortgage Corp., Pool #G12491, 5.00%, 1/1/2022		60,591	60,173
Federal Home Loan Mortgage Corp., Pool #J04222, 5.00%, 1/1/2022		711,097	705,600
Federal Home Loan Mortgage Corp., Pool #G18168, 5.00%, 2/1/2022		523,620	519,572
Federal Home Loan Mortgage Corp., Pool #G18182, 5.50%, 5/1/2022		3,248,426	3,272,636
Federal Home Loan Mortgage Corp., Pool #G12833, 4.50%, 9/1/2022		7,710,288	7,512,570
Federal Home Loan Mortgage Corp., Pool #J06711, 5.00%, 1/1/2023		8,982,979	8,913,533
Federal Home Loan Mortgage Corp., Pool #G12966, 5.50%, 1/1/2023		4,563,433	4,597,444
Federal Home Loan Mortgage Corp., Pool #J07372, 4.00%, 3/1/2023		1,432,474	1,363,509
Federal Home Loan Mortgage Corp., Pool #J07373, 4.00%, 3/1/2023		1,114,734	1,061,067
Federal Home Loan Mortgage Corp., Pool #J07374, 4.00%, 3/1/2023		223,375	212,621
Federal Home Loan Mortgage Corp., Pool #J07470, 4.00%, 3/1/2023		3,913,075	3,724,686
Federal Home Loan Mortgage Corp., Pool #J07400, 4.00%, 4/1/2023		1,316,595	1,253,342
Federal Home Loan Mortgage Corp., Pool #J07429, 4.00%, 4/1/2023		3,087,845	2,939,186
Federal Home Loan Mortgage Corp., Pool #J07669, 4.00%, 4/1/2023		899,250	855,957
Federal Home Loan Mortgage Corp., Pool #G13136, 4.50%, 5/1/2023		5,263,476	5,126,858
Federal Home Loan Mortgage Corp., Pool #G08141, 6.50%, 7/1/2036		21,334	21,903
Federal Home Loan Mortgage Corp., Pool #G02327, 6.50%, 8/1/2036		29,421	30,206
Federal Home Loan Mortgage Corp., Pool #A52364, 6.50%, 9/1/2036		9,434	9,685
Federal Home Loan Mortgage Corp., Pool #A52428, 6.50%, 9/1/2036		620,655	637,203
Federal Home Loan Mortgage Corp., Pool #A54391, 6.50%, 9/1/2036		12,792	13,128
Federal Home Loan Mortgage Corp., Pool #A61160, 6.50%, 9/1/2036		22,098	22,687
Federal Home Loan Mortgage Corp., Pool #A52716, 6.50%, 10/1/2036		4,293,390	4,407,860
Federal Home Loan Mortgage Corp., Pool #A52888, 6.50%, 10/1/2036		178,300	183,054
Federal Home Loan Mortgage Corp., Pool #G02433, 6.50%, 11/1/2036		670,746	688,629
Federal Home Loan Mortgage Corp., Pool #A55847, 6.50%, 12/1/2036		19,585	20,107
Federal Home Loan Mortgage Corp., Pool #A62373, 5.00%, 6/1/2037		16,224,022	15,813,966
GNMA, Pool #487193, 5.00%, 4/15/2020		469,699	476,382
GNMA, Pool #563559, 6.50%, 4/15/2032		486,749	500,722
GNMA, Pool #552765, 6.50%, 9/15/2032		599,346	616,552
GNMA, Pool #680632, 4.50%, 12/15/2037		495,949	473,538
GNMA, Pool #675176, 4.50%, 3/15/2038		2,667,973	2,547,414
GNMA, Pool #682326, 4.50%, 3/15/2038		2,960,318	2,826,549
GNMA, Pool #683118, 4.50%, 3/15/2038		1,316,042	1,256,573
GNMA, Pool #684653, 4.50%, 3/15/2038		4,948,224	4,724,627

Investment Portfolio - September 30, 2008 (unaudited)

Core Plus Bond Series	Credit Rating[1] (unaudited)	Principal Amount/ Shares	Value
TOTAL U.S. GOVERNMENT AGENCIES (Identified Cost $117,329,930)			117,411,908

SHORT-TERM INVESTMENTS - 3.62%
Dreyfus Treasury and Agency Cash Management - Institutional Shares (Identified Cost $10,074,855)		10,074,855	10,074,855

TOTAL INVESTMENTS - 101.66% (Identified Cost $305,240,316)			283,225,643
LIABILITIES, LESS OTHER ASSETS - (1.66%)			(4,635,912)

NET ASSETS - 100%			$278,589,731

Key:

G.O. Bond - General Obligation Bond

[1]	Credit ratings from Moody’s (unaudited).
[2]	Credit ratings from S&P (unaudited).
[3]	Credit rating has been withdrawn. As of September 30, 2008 there is no rating available.
[4]	Security has been valued at fair value.
[5]

The coupon rate is a floating rate and is subject to change quarterly. The coupon rate stated is the rate as of September 30, 2008. This issuer is in default of certain debt covenants and has missed its most recent interest payment. Income is not being accrued.

[6]	This issuer is in default of certain debt covenants. Income is not being accrued.
[7]

Restricted securities - Investment in securities that are restricted as to public resale under the Securities Act of 1933, as amended. These securities amount to $1,538,700, or 0.6%, of the Series’ net assets as of September 30, 2008.

[8]	This security has been sold under rule 144A and has been determined to be liquid under guidelines established by the Board of Directors.
[9]	This security was acquired on February 28, 2007 at a cost of $1,000,000 ($100.00 per share) and has been determined to be illiquid under guidelines established by the Board of Directors.
[10]	The coupon rate is a floating rate and is subject to change quarterly. The coupon rate stated is the rate as of September 30, 2008.
[11]	Less than 1 share and less than $0.50.

Federal Tax Information:

On September 30, 2008, the identified cost of investments for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized depreciation were as follows:

Cost for federal income tax purposes	$305,240,316

Unrealized appreciation	$723,794
Unrealized depreciation	(22,738,467)

Net unrealized depreciation	$(22,014,673)

FAS 157 Information:

In September 2006, FASB Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”) was issued, effective for fiscal years beginning after November 15, 2007. This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of fair value measurements. FAS 157 became effective for the Series as of January 1, 2008, the beginning of its current fiscal year. The three levels of the fair value hierarchy under FAS 157 are described below:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments.)

Investment Portfolio - September 30, 2008 (unaudited)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Series’ assets as of September 30, 2008:

Valuation Inputs	Investments In Securities	Other Financial Instruments*
Level 1 – Quoted Prices	$24,828,889	$—
Level 2 – Other Significant Observable Inputs	253,696,788	—
Level 3 – Significant Unobservable Inputs	4,699,966	—
Total	$283,225,643	$—

*	Other financial instruments are derivative instruments not reflected in the Investment Portfolio, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument. As of September 30, 2008, the Series does not have any derivative instruments.

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.

ITEM 2:	CONTROLS AND PROCEDURES

(a) Based on their evaluation of the Funds’ disclosure controls and procedures, as of a date within 90 days of the filing date, the Funds’ Principal Executive Officer and Principal Financial Officer have concluded that the Funds’ disclosure controls and procedures are: (i) reasonably designed to ensure that information required to be disclosed in this report is appropriately communicated to the Funds’ officers to allow timely decisions regarding disclosures required in this report; (ii) reasonably designed to ensure that information required to be disclosed in this report is recorded, processed, summarized and reported in a timely manner; and (iii) are effective in achieving the goals described in (i) and (ii) above.

(b) During the Funds’ last fiscal quarter, there have been no changes in the Funds’ internal control over financial reporting that the above officers believe to have materially affected, or to be reasonably likely to materially affect, the Funds’ internal control over financial reporting.

ITEM 3:	EXHIBITS

Separate certifications for the Registrant’s principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Manning & Napier Fund, Inc.

/s/ B. Reuben Auspitz
B. Reuben Auspitz
President & Principal Executive Officer of Manning & Napier Fund, Inc.
November 26, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ B. Reuben Auspitz
B. Reuben Auspitz
President & Principal Executive Officer of Manning & Napier Fund, Inc.
November 26, 2008

/s/ Christine Glavin
Christine Glavin
Chief Financial Officer & Principal Financial Officer of Manning & Napier Fund, Inc.
November 26, 2008